    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 1998

                                                    REGISTRATION NOS.:  811-2575
                                                                         2-53856
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 35                      /X/
                                     AND/OR
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 /X/
                                AMENDMENT NO. 25                             /X/

                              -------------------

                           MORGAN STANLEY DEAN WITTER
                             LIQUID ASSET FUND INC.
              (FORMERLY NAMED DEAN WITTER LIQUID ASSET FUND INC.)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
           ___ immediately upon filing pursuant to paragraph (b)
           _X_ on October 22, 1998 pursuant to paragraph (b)
           ___ 60 days after filing pursuant to paragraph (a)
           ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------
PART A                                                                       PROSPECTUS
 1.  .........................................  Cover Page
 2.  .........................................  Prospectus Summary; Summary of Fund Expenses
 3.  .........................................  Financial Highlights; Dividends, Distributions and Taxes
 4.  .........................................  Cover Page; Prospectus Summary; Investment Objectives and Policies;
                                                 The Fund and Its Management; Investment Restrictions
 5.  .........................................  The Fund and Its Management; Back Cover; Investment Objectives and
                                                 Policies
 6.  .........................................  Dividends, Distributions and Taxes; Additional Information
 7.  .........................................  Purchase of Fund Shares; Shareholder Services; Prospectus Summary
 8.  .........................................  Redemption of Fund Shares; Shareholder Services
 9.  .........................................  Not Applicable

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION
10.  .........................................  Cover Page
11.  .........................................  Table of Contents
12.  .........................................  The Fund and Its Management
13.  .........................................  Investment Practices and Policies; Investment Restrictions; Portfolio
                                                 Transactions and Brokerage
14.  .........................................  The Fund and Its Management; Directors and Officers
15.  .........................................  Directors and Officers
16.  .........................................  The Fund and Its Management; Purchase of Fund Shares; Custodian and
                                                 Transfer Agent; Independent Accountants
17.  .........................................  Portfolio Transactions and Brokerage
18.  .........................................  Description of Common Stock
19.  .........................................  Purchase of Fund Shares; Redemption of Fund Shares
20.  .........................................  Dividends, Distributions and Taxes
21.  .........................................  Purchase of Fund Shares
22.  .........................................  Dividends, Distributions and Taxes
23.  .........................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

               PROSPECTUS

               OCTOBER 22, 1998



               Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund") is a no-load, open-end diversified management investment company investing in the following money market instruments: United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, high grade commercial paper, certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions having total assets of less than $1 billion which are fully federally insured as to principal (the interest may not be insured) and high grade corporate obligations maturing in thirteen months or less. The Fund has a 12b-1 Plan (see below). The investment objectives of the Fund are high current income, preservation of capital and liquidity (see "Investment Objectives and Policies").


               AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


               In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Morgan Stanley Dean Witter Distributors Inc., the Fund is authorized to reimburse for specific expenses incurred in promoting the distribution of the Fund's shares. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Fund.



               This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated October 22, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at its address or at one of its telephone numbers listed on this cover page. The Statement of Additional Information is incorporated herein by reference.


Minimum initial investment ......  $5,000
Minimum additional investment....  $ 100


Morgan Stanley Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048

                               TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/3
Financial Highlights/3
The Fund and its Management/4
Investment Objectives and Policies/4
Investment Restrictions/7
Purchase of Fund Shares/8
Shareholder Services/10
Redemption of Fund Shares/13
Dividends, Distributions and Taxes/15
Additional Information/16
Financial Statements -- August 31, 1998/18
Report of Independent Accountants/27


  For information about the Fund, including information on opening an account, registration of shares, and other information relating to a specific account, call:

  - 800-869-NEWS (toll-free) or

  - 212-392-2550

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    Morgan Stanley Dean Witter Distributors Inc.,

    Distributor

PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The Fund An open-end diversified management investment company investing in money market instruments.

--------------------------------------------------------------------------------


Shares Offered   Common Stock (see page 16).

--------------------------------------------------------------------------------



Purchase         Investments may be made:
of Shares        - By wire
                 - By mail
                 - By EasyInvest-SM-
                 - Through Dean Witter Reynolds Inc. Financial Advisors and other Selected Broker-Dealers.
                 Purchases are at net asset value, without a sales charge.
                 Minimum initial investment: $5,000. Subsequent investments:
                 $100 or more (by wire or by mail), $1,000 or more (through
                 Financial Advisors) or $100 to $5,000 (by EasyInvest).
                 Orders for purchase of shares are effective on day of receipt of payment in Federal Funds if payment is received by the Fund's transfer agent before 12:00 noon New York time (see page 8).


--------------------------------------------------------------------------------

Investment       High current income, preservation of capital and liquidity
Objectives       (see page 4).

--------------------------------------------------------------------------------

Authorized       Money market instruments (see page 4):
Investments      - United States Government securities
                 - Obligations of U.S. regulated banks having assets of $1
                     billion or more
                 - High grade commercial paper
                 - High grade corporate obligations maturing in thirteen months or less
                 - Certificates of deposit of savings banks and savings and loan associations having assets of $1 billion or more
                 - Certificates of deposit of $100,000 or less, of U.S.
                     regulated banks and savings institutions, having total assets of less than $1 billion, which are fully federally insured as to principal. The interest may not be insured.
                 - Repurchase agreements and reverse repurchase agreements (see pages 5 and 6).

--------------------------------------------------------------------------------


Investment       Morgan Stanley Dean Witter Advisors Inc., the Investment
Manager          Manager of the Fund, and its wholly-owned subsidiary, Morgan
                 Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of approximately $113.6 billion at September 30, 1998 (see page 4).

--------------------------------------------------------------------------------


Management       Monthly fee at an annual rate of 0.50% of average daily net
Fee              assets up to $500 million, scaled down at various levels of net assets to 0.248% on assets over $17.5 billion (see page
                 4).

--------------------------------------------------------------------------------


Distributor      Morgan Stanley Dean Witter Distributors Inc. (the
                 "Distributor") sells shares of the Fund through Dean Witter
                 Reynolds Inc. and other Selected Broker-Dealers pursuant to selected dealer agreements. Other than the reimbursement to the Distributor pursuant to the Rule 12b-1 Distribution Plan, the Distributor receives no distribution fees (see pages 8 and 9).

--------------------------------------------------------------------------------


Plan of          The Fund is authorized to reimburse specific expenses incurred
Distribution     in promoting the distribution of the Fund's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule
                 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Fund (see page 9).

--------------------------------------------------------------------------------


Dividends        Declared and automatically reinvested daily in additional
                 shares; cash payments of dividends available monthly (see page
                 15).

--------------------------------------------------------------------------------


Reports Individual periodic account statements; annual and semi-annual Fund financial statements.

--------------------------------------------------------------------------------


Redemption       Shares are redeemable at net asset value without any charge
                 (see page 13):
of Shares        - By check
                 - By telephone or wire instructions, with proceeds wired or mailed to a predesignated bank account.
                 - By mail
                 A shareholder's account is subject to possible involuntary redemption if its value falls below $1,000 (see page 15).


--------------------------------------------------------------------------------

Risks The Fund's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more and certificates of deposit which are fully federally insured as to principal; consequently, the portfolio securities of the Fund are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion of "Repurchase Agreements" and "Reverse Repurchase Agreements" (see page 5) concerning any risk associated with such portfolio securities and management techniques.

--------------------------------------------------------------------------------

 THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
                          ELSEWHERE IN THE PROSPECTUS
                AND IN THE STATEMENT OF ADDITIONAL INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are for the fiscal year ended August 31, 1998.



SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases.............................   None
Maximum Sales Charge Imposed on Reinvested Dividends..................   None
Deferred Sales Charge.................................................   None
Redemption Fees.......................................................   None
Exchange Fee..........................................................   None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------
Management Fees.......................................................  0.27%
12b-1 Fees............................................................  0.10%
Other Expenses........................................................  0.24%
                                                                        -----
Total Fund Operating Expenses.........................................  0.61%
                                                                        -----
                                                                        -----


EXAMPLE                                                       1 year   3 years   5 years   10 years
------------------------------------------------------------  ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
 of each time period:.......................................    $6       $20       $34       $77

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE FUND MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares" and "Shareholder Services."
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of capital stock outstanding throughout each year have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, notes thereto and the unqualified report of independent accountants which are contained in this Prospectus commencing on page 18.



                                                              FOR THE YEAR ENDED AUGUST 31,
                               --------------------------------------------------------------------------------------------
                                1998      1997     1996     1995     1994      1993      1992      1991     1990     1989
                               -------  --------  -------  -------  -------  --------  --------  --------  -------  -------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period.......................   $1.00     $1.00    $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00    $1.00
                               -------  --------  -------  -------  -------  --------  --------  --------  -------  -------
Net investment income.........   0.052     0.050    0.050    0.053    0.030     0.027     0.040     0.064    0.079    0.086
Less dividends from net
 investment income............  (0.052)   (0.050)  (0.050)  (0.053)  (0.030)   (0.027)   (0.040)   (0.064)  (0.079)  (0.086)
                               -------  --------  -------  -------  -------  --------  --------  --------  -------  -------
Net asset value, end of
 period.......................   $1.00     $1.00    $1.00    $1.00    $1.00     $1.00     $1.00     $1.00    $1.00    $1.00
                               -------  --------  -------  -------  -------  --------  --------  --------  -------  -------
                               -------  --------  -------  -------  -------  --------  --------  --------  -------  -------
TOTAL INVESTMENT RETURN.......    5.29%     5.13%    5.15%    5.41%    3.07%     2.72%     4.10%     6.61%    8.27%    8.96%
RATIOS TO AVERAGE NET ASSETS:
Expenses......................    0.61%     0.62%    0.63%    0.65%    0.70%     0.69%     0.67%     0.62%    0.56%    0.56%
Net investment income.........    5.11%     5.01%    5.02%    5.28%    3.02%     2.67%     4.03%     6.41%    7.91%    8.66%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions..................... $15,321   $13,166  $11,389  $10,359   $8,492    $7,959    $9,214   $10,811  $11,902  $10,734


                       SEE NOTES TO FINANCIAL STATEMENTS

THE FUND AND ITS MANAGEMENT

--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Liquid Asset Fund Inc. (formerly named Dean Witter Liquid Asset Fund Inc.) (the "Fund") is an open-end diversified management investment company incorporated in Maryland on September 3, 1974.



    Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.



    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 100 investment companies, 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $109.5 billion as of September 30, 1998. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $4.1 billion at such date.



    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to provide the aforementioned administrative services to the Fund. The Fund's Board of Directors reviews the various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily at an annual rate of 0.50% of the daily net assets of the Fund up to $500 million, scaled down at various asset levels to 0.248% on assets over $17.5 billion. For the fiscal year ended August 31, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.27% of the Fund's average daily net assets and the Fund's total expenses amounted to 0.61% of the Fund's average daily net assets.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    The investment objectives of the Fund are high current income, preservation of capital and liquidity. The investment objectives may not be changed without approval of the Fund's shareholders. The Fund seeks to achieve its objectives by investing in the following money market instruments:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bankwatch, Inc. Their rating criteria are described in the Appendix to the Fund's Statement of Additional Information.

    The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the Fund's portfolio. However, in accordance with procedures adopted by the Fund's Board of Directors pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such downgraded securities, which analysis will be reported to the Directors who will, in turn, determine whether the securities continue to present minimal credit risks to the Fund.

    The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    Subject to the foregoing requirements, the Fund may invest in commercial paper which has been issued pursuant to the "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Management considers such legally restricted but readily marketable commercial paper to be liquid. However, pursuant to procedures approved by the Board of Directors of the Fund, if a particular investment in such commercial paper is determined to be illiquid, that investment will be included within the 10% limitation on illiquid investments (see "Investment Restrictions"). If at any time the Fund's investments in illiquid securities exceed 10% of the Fund's total assets, the Fund will attempt to dispose of illiquid securities in an orderly fashion to reduce the Fund's holdings in such securities to less than 10% of its total assets.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    REVERSE REPURCHASE AGREEMENTS. The Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

    Although the Fund will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

    The Fund is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The Fund will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Fund will not, however, invest in securities that mature in more than thirteen months from the date of purchase (see "Purchase of Fund Shares-- Determination of Net Asset Value"). The amounts invested in obligations of various maturities of thirteen months or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject, as a result of general changes in interest rates, to greater fluctuations in value than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Purchase of Fund Shares--Determination of Net Asset Value"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the Fund might have to borrow money and incur interest expense. Either occurrence would adversely impact the amount of daily dividend and could result in a decline in the daily net asset value per share. The Fund will attempt to minimize these risks by investing in longer-term securities when it appears to management that interest rates on such securities are not likely to increase substantially during the period of expected holding, and then only in securities of high quality which are readily marketable. However, there can be no assurance that the Fund will be successful in achieving this or its other objectives.

    The foregoing investment policies are not fundamental and may be changed by the Board of Directors without shareholder vote.


    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.



    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.



    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc., a broker-dealer affiliate of MSDW Advisors. In addition, the Fund may incur brokerage commissions on transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other broker-dealer affiliates of MSDW Advisors.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

    1. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and not for investment or leveraging, provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing.

    2. Purchase securities of any issuer, except for securities issued by U.S. Government agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the Fund's total assets taken at market value would be invested in such securities.

    3. With respect to 75% of its total assets, purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer. (However, as a non-fundamental policy, the Fund will not invest more than 10% of its total assets in the securities of any one issuer. Futhermore, pursuant to current regulatory requirements, the Fund may only invest more than 5% of its total assets in the securities of a single issuer (and only with respect to one issuer at a time) for a period of not more than three business days and only if the securities have received the highest quality rating by at least two NRSROs.)

    4. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security).

    5. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    6. Invest more than 10% of its total assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of this restriction, securities eligible for sale pursuant to Rule 144A under the Securities Act are not considered illiquid if they are determined to be liquid under procedures adopted by the Fund's Board of Directors.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------


    The Fund offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of Morgan Stanley Dean Witter & Co., and other dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory agencies. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048. The offering price of the shares will be at their net asset value next determined (see "Determination of Net Asset Value" below) after receipt of a purchase order and acceptance by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), in proper form and accompanied by payment in Federal Funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank) available to the Fund for investment. Shares commence earning income on the day following the date of their purchase. Stock certificates will not be issued unless requested in writing by the shareholder.



    To initiate purchase by mail or wire, a completed Investment Application (contained in the Prospectus) must be sent to the Transfer Agent at P.O. Box 1040, Jersey City, NJ 07303. Checks should be made payable to Morgan Stanley Dean Witter Liquid Asset Fund Inc. and sent to Morgan Stanley Dean Witter Trust FSB at the above address. Purchases by wire must be preceded by a call to the Transfer Agent advising it of the purchase (see Investment Application or the front cover of this Prospectus for the telephone number) and must be wired to The Bank of New York, for credit to account of Morgan Stanley Dean Witter Trust FSB, Harborside Financial Center, Plaza Two, Jersey City, New Jersey, Account No. 8900188413. Wire purchase instructions must include the name of the Fund and the shareholder's account number. Purchases made by check are normally effective within two business days for checks drawn on Federal Reserve System member banks, and longer for most other checks. Wire purchases received by the Transfer Agent prior to 12:00 noon, New York time, are normally effective that day and wire purchases received after 12:00 noon, New York time, are normally effective the next business day. Initial investments must be at least $5,000, although the Fund, at its discretion, may accept initial investments of smaller amounts, not less than $1,000. The minimum initial investment under an Individual Retirement Account or Qualified Retirement Plan for which the Transfer Agent acts as custodian or trustee is $1,000. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. Subsequent investments must be $100 or more and may be made through the Transfer Agent. In case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the MSDW Advisors mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $5,000. The Fund and the Distributor reserve the right to reject any purchase order.


    Sales personnel of a Selected Broker-Dealer are compensated for shares of the Fund sold by them by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise.

    Orders for the purchase of Fund shares placed by customers through DWR or another Selected Broker-Dealer with payment in clearing house funds will be transmitted to the Fund with payment in Federal Funds on the business day following the day the order is placed by the customer with DWR or another Selected Broker-Dealer. Investors desiring same day effectiveness should wire Federal Funds directly to the Transfer Agent. An order procedure exists pursuant to which customers of DWR or other Selected Broker-Dealers can, upon request:
(a) have the proceeds from the sale of listed securities invested in shares of the Fund on the day following the day the customer receives such proceeds in his or her DWR or other Selected Broker-Dealer securities account; and (b) pay for the purchase of certain listed securities by automatic liquidation of Fund shares owned by the customer. In addition, there is an automatic purchase procedure whereby consenting DWR or other Selected Broker-Dealer customers who are shareholders of the Fund will have free credit cash balances in their DWR or other Selected Broker-Dealer securities accounts as of the close of business (4:00 p.m., New York time) on the last business day of each week (where such balances do not exceed $5,000) automatically invested in shares of the Fund the next following business day. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts at DWR or other Selected Broker-Dealers will not have any of such funds invested in the Fund until the business day after the customer places an order with DWR or other Selected Broker-Dealer to purchase shares of the Fund and will not receive the daily dividend which would have been received had such funds been invested in the Fund on the day the order was placed with DWR or other Selected Broker-Dealer. Accordingly, DWR or other Selected Broker-Dealers may have the use of such free credit balances during such period.

PLAN OF DISTRIBUTION


    In accordance with a Plan of Distribution between the Fund and the Distributor pursuant to Rule 12b-1 under the Act, certain services and activities in connection with the distribution of the Fund's shares are reimbursable expenses. The principal activities and services which may be provided by the Distributor, DWR, its affiliates and other Selected Broker-Dealers under the Plan include: (1) compensation to, and expenses of, sales representatives and other employees of DWR and other Selected Broker-Dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services will be made in monthly payments by the Fund, which will in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets. For the fiscal year ended August 31, 1998, the fee paid was accrued at the annual rate of 0.10 of 1% of the Fund's average daily net assets. Expenses incurred pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share of the Fund is determined as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the value of all assets of the Fund, subtracting its liabilities and dividing by the number of shares outstanding. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    The Fund utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00 although there can be no assurance that the $1.00 net asset value will be maintained.

SHAREHOLDER SERVICES

--------------------------------------------------------------------------------


    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders whose shares of Morgan Stanley Dean Witter Funds have an aggregate value of $10,000 or more. Shares of any Fund from which redemptions will be made pursuant to the Plan must have a value of $1,000 or more (referred to as a "SWP Fund"). The required share values are determined on the date the shareholder establishes the Withdrawal Plan. The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Funds' shares, on an annualized basis. If the SWP Fund shares, including shares acquired in exchange for shares of other Funds, are subject to a contingent deferred sales charge ("CDSC"), any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares" in the Prospectuses of the Morgan Stanley Dean Witter Funds offered with multiple Classes and "Redemptions and Repurchases--Contingent Deferred Sales Charge" in the Prospectus of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.



    A shareholder wishing to participate in the Withdrawal Plan should make this election on the Investment Application. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Fund.



    Prior to adding an additional SWP Fund to an existing Withdrawal Plan, the required $10,000/$1,000 share values must be met, to be calculated on the date the shareholder adds the additional SWP Fund. However, the addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Funds already participating in the Withdrawal Plan.



    TARGETED DIVIDENDS. In states where it is legally permissible, shareholders may elect to have all shares of the Fund earned as a result of dividends paid in any given month redeemed as of the end of the month and invested in shares of any other open-end investment company for which MSDW Advisors serves as investment manager (collectively, with the Fund, the "Morgan Stanley Dean Witter Funds"), other than Morgan Stanley Dean Witter Liquid Asset Fund Inc., at the net asset value per share of the selected Morgan Stanley Dean Witter Fund determined as of the last business day of the month, without the imposition of any applicable front-end sales charge or without the imposition of any applicable CDSC upon ultimate redemption. All such shares invested will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund on the first business day of the succeeding month. Shareholders of the Fund must be shareholders of the selected Class of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.

    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected.


    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.



    TAX SHELTERED RETIREMENT PLANS. Retirement plans are available for use by the self-employed, Individual Retirement Accounts and Custodial Accounts under
Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax advisor.



    For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.



    SYSTEMATIC PAYROLL DEDUCTION PLAN. There is also available to employers a Systematic Payroll Deduction Plan by which their employees may invest in the Fund. For further information, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


EXCHANGE PRIVILEGE


    An "Exchange Privilege," that is, the privilege of exchanging shares of certain Morgan Stanley Dean Witter Funds for shares of the Fund, exists whereby shares of Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds"), Morgan Stanley Dean Witter Funds that are not multiple class funds but which are sold with a front-end sales charge ("FSC funds") and Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC, may be exchanged for shares of the Fund, Morgan Stanley Dean Witter U.S. Government Money Market Trust, Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and Morgan Stanley Dean Witter New York Municipal Money Market Trust (which five funds are hereinafter called "money market funds"), and for shares of Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust and Morgan Stanley Dean Witter Short-Term Bond Fund (which eight Funds, including the Fund, are referred to herein as the "Exchange Funds"). Shares of the Exchange Funds received in an exchange for shares of a Morgan Stanley Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC fund may be redeemed and exchanged for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of Global Short-Term may be redeemed and exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds.



    An exchange to an Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund, shares of the Multi-Class Fund, the FSC fund, Global Short-Term or the Exchange Fund are redeemed at their next calculated net asset value exchanged for shares of the money market fund at their net asset value determined the following business day. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC.

(If shares of an Exchange Fund received in exchange for shares originally purchased from Global Short-Term or Class B of a Morgan Stanley Dean Witter Multi-Class Fund are exchanged for shares of Global Short-Term or a Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of Global Short-Term or the Morgan Stanley Dean Witter Multi-Class Fund from which the Exchange Fund shares were acquired, the shares will be subject to the higher CDSC schedule.) During the period of time the shares originally purchased from Global Short-Term or from a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC remain in the Exchange Fund, the holding period (for the purpose of determining the rate of CDSC) is frozen. If those shares are subsequently re-exchanged for shares of Global Short-Term or a Morgan Stanley Dean Witter Multi-Class Fund, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of Global Short-Term or shares of a Morgan Stanley Dean Witter Multi-Class Fund are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of Global Short-Term or in shares of a Morgan Stanley Dean Witter Multi-Class Fund. In the case of exchanges of Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares (see "Purchase of Fund Shares-- Plan of Distribution" in the respective Exchange Funds Prospectuses for a description of Exchange Fund distribution fees). Exchanges may be made after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.



    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Advisor, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.


    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by management to be abusive and contrary to the best interests of the Fund's other shareholders and, at management's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange.


    The Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Funds for which shares of the Fund may be exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of the Exchange Funds or TCW/DW North American Government Income Trust pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice under certain unusual circumstances described in the Statement of Additional Information. Shareholders maintaining margin accounts with DWR are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchanges of shares of the Fund pledged in their margin account.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain one and read it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the above Funds pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).


    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.


    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the Morgan Stanley Dean Witter Funds in the past.



    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about the Exchange Privilege.


REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    A shareholder may withdraw all or any of his or her investments at any time, without penalty or charge, by redeeming shares through the Transfer Agent at the net asset value per share next determined (see "Purchase of Fund Shares--Determination of Net Asset Value") after the receipt of a redemption request meeting the applicable requirements as follows (all of which are subject to the General Redemption Requirements set forth below):

1.  BY CHECK

    The Transfer Agent will supply blank checks to any shareholder who has requested them on an Investment Application. The shareholder may make checks payable to the order of anyone in any amount not less than $500 (checks written in amounts under $500 will not be honored by the Transfer Agent). Shareholders must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specifically specified on an Investment Application that all owners are required to sign checks. Only shareholders having accounts in which no stock certificates have been issued will be permitted to redeem shares by check.

    Shares will be redeemed at their net asset value next determined (see "Purchase of Fund Shares-- Determination of Net Asset Value") after receipt by the Transfer Agent of a check which does not exceed the value of the account. Payment of the proceeds of a check will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after receipt of the check used for investment by the Transfer Agent. The Transfer Agent will not honor a check in an amount exceeding the value of the account at the time the check is presented for payment.

2.  BY TELEPHONE OR WIRE INSTRUCTIONS WITH
   PAYMENT TO PREDESIGNATED BANK ACCOUNT

    A shareholder may redeem shares by telephoning or sending wire instructions to the Transfer Agent. Payment will be made by the Transfer Agent to the shareholder's bank account at any commercial bank designated by the shareholder in an Investment Application, by wire if the amount is $1,000 or more and the shareholder so requests, and otherwise by mail. Normally, the Transfer Agent will transmit payment the next business day following receipt of a request for redemption in proper form. Only shareholders having accounts in which no stock certificates have been issued will be permitted to redeem shares by wire instructions.

    DWR and any other participating Selected Broker-Dealers have informed the Distributor and the Fund that, on behalf of and as agent for their customers who are shareholders of the Fund, they will transmit to the Fund requests for redemption of shares owned by their customers. In such cases, the Transfer Agent will wire proceeds of redemptions to DWR's or another Selected Broker-Dealer's bank account for credit to the shareholders' accounts the following business day. DWR and other participating Selected Broker-Dealers have also informed the Distributor and the Fund that they do not charge for this service.

    Redemption instructions must include the shareholder's name and account number and be wired or called to the Transfer Agent:

    -- 800-869-NEWS (toll-free)
    -- Telex No. 125076

3.  BY MAIL


    A shareholder may redeem shares by sending a letter to Morgan Stanley Dean Witter Trust FSB, P.O. Box 983, Jersey City, NJ 07303, requesting redemption and surrendering stock certificates if any have been issued.


    Redemption proceeds will be mailed to the shareholder at his or her registered address or mailed or wired to his or her predesignated bank account, as he or she may request. Proceeds of redemption may also be sent to some other person, as requested by the shareholder.

GENERAL REDEMPTION REQUIREMENTS

    Written requests for redemption must be signed by the registered shareholder(s). If the proceeds are to be paid to anyone other than the registered shareholder(s) or sent to any address other than the shareholder's registered address or predesignated bank account, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor), except in the case of redemption by check. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor. With regard to shares of the Fund acquired pursuant to the Exchange Privilege, any applicable CDSC will be imposed upon the redemption of such shares (see "Purchase of Fund Shares--Exchange Privilege").

    If shares to be redeemed are represented by a stock certificate, the request for redemption must be accompanied by the stock certificate and a stock assignment form signed by the registered shareholder(s) exactly as the account is registered. Shareholders are advised, for their own protection, to send the stock certificate and assignment form in separate envelopes (if they are being mailed and not hand delivered) to the Transfer Agent. Signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (see above). Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor.


    All requests for redemption should be sent to Morgan Stanley Dean Witter Trust FSB, P.O. Box 983, Jersey City, NJ 07303.


    Generally, the Fund will attempt to make payment for all redemptions within one business day, and in no event later than seven days after receipt of such redemption request in proper form. However, if the shares being redeemed were purchased by check (including a certified or bank cashier's check), payment may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of investment of the check by the Transfer Agent). In addition, the Fund may postpone redemptions at certain times when normal trading is not taking place on the New York Stock Exchange.

    The Fund reserves the right, on sixty days' notice, to redeem at net asset value the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $1,000, or such lesser amount as may be fixed by the Board of Directors.

AUTOMATIC REDEMPTION PROCEDURE

    The Distributor has instituted an automatic redemption procedure which it may utilize to satisfy amounts due by the shareholder maintaining a brokerage account with DWR or another Selected Broker-Dealer as a result of purchases of securities or other transactions in the shareholder's brokerage account. Under this procedure, unless the shareholder elects not to participate by so notifying DWR or other Selected Broker-Dealer, the shareholder's DWR or other Selected Broker-Dealer brokerage account will be scanned each business day prior to the close of business (4:00 p.m., New York time). After application of any cash balances in the account, a sufficient number of Fund shares may be redeemed at the close of business to satisfy any amounts for which the shareholder is obligated to make payment to DWR or another Selected Broker-Dealer. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and DWR or other Selected Broker-Dealer will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

EASYINVEST-SM---AUTOMATIC REDEMPTION

    Shareholders may invest in shares of certain other Morgan Stanley Dean Witter Funds by subscribing to EasyInvest, an automatic purchase plan which provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EasyInvest, a shareholder may direct that a sufficient number of shares of the Fund be automatically redeemed and the proceeds transferred automatically to the Morgan Stanley Dean Witter Funds' Transfer Agent, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Redemptions will be effected on the business day preceding the investment date and the Transfer Agent will receive the proceeds for investment on the day following the redemption date.


DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income to shareholders of record as of the close of business the preceding business day. Dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed the Fund's net investment income. Dividends from net long-term capital gains, if any, will be paid at least annually. Dividends are declared and automatically reinvested daily in additional full and fractional shares of the Fund (rounded to the last 1/100 of a share) at the net asset value per share at the close of business on that day. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to

February 1 will be deemed received by the shareholder in the prior year.

    Shareholders may instruct the Transfer Agent (in writing) to have their dividends paid out monthly in cash. For such shareholders the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the monthly payment date (which will be no later than the last business day of the month) and the proceeds will be paid to them by check. Shareholders who have requested to receive dividends in cash will normally receive their monthly dividend check during the first ten days of the following month.

    Stock certificates for dividends or distributions will not be issued unless a shareholder requests in writing that a certificate be issued for a specific number of shares.

    TAXES. Because the Fund intends to distribute all of its net investment income and net capital gains, if any, to shareholders and intends to otherwise comply with all of the provisions of Subchapter M of the Internal Revenue Code to continue to qualify as a regulated investment company, it is not expected that the Fund will be required to pay any federal income tax.

    Distributions of net investment income and realized net short-term capital gains, if any, are taxable to shareholders who are required to pay taxes on their income as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of realized net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares. No portion of such distributions will be eligible for the federal dividends received deduction for corporations.

    The Fund advises its shareholders annually as to the federal income tax status of distributions paid during each calendar year. To avoid being subject to a 31% federal withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.


    Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes.


CURRENT AND EFFECTIVE YIELD


    From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a given period (which period will be stated in the advertisement). This income is then annualized. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's current yield for the seven days ended August 31, 1998 was 5.14%. The effective annual yield on 5.14% is 5.27%, assuming daily compounding. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of the Fund are of common stock of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    Under ordinary circumstances, the Fund is not required, nor does it intend, to hold Annual Meetings of Stockholders. The Directors may call Special Meetings of Stockholders for action by stockholder vote as may be required by the Act or the Fund's By-Laws.

    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Fund reserves the right to seek to achieve its investment objectives by investing all of its investable assets in a diversified, open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as those applicable to the Fund.

    STOCKHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at one of the telephone numbers or at the address set forth on the front cover of this Prospectus.

REMOVE APPLICATION CAREFULLY

                      1   6   0  --
                     --------------------------
                     for office use only


                                                      MORGAN STANLEY DEAN WITTER
                                                       LIQUID ASSET FUND


                                                                          [LOGO]
APPLICATION

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.


Send to: Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"), P.O. Box 1040, Jersey City, NJ 07303



INSTRUCTIONS        For assistance in completing this application, telephone Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS
                    (toll-free).
TO REGISTER
SHARES               1.
(please print)         ---------------------------------------------------------------------------------------------------------
                                      First Name                                    Last Name
-As joint tenants,
 use line 1 & 2      2.
                       ---------------------------------------------------------------------------------------------------------
                                      First Name                                    Last Name
                       (Joint tenants with rights of survivorship unless otherwise specified)
                                                                                         ------------------------------
                                                                                         Social Security Number
-As custodian
 for a minor,        3.
  use lines 1 & 3
                       ---------------------------------------------------------------------------------------------------------
                                                                        Minor's Name
                       Under the ---------------------------------------- Uniform Gifts to
                       Minors Act
                                                                                         ------------------------------
                                                                                         Minor's Social Security Number
                       State of Residence of Minor
-In the name of a
 corporation,        4.
 trust,                ---------------------------------------------------------------------------------------------------------
 partnership
 or other                             Name of Corporation, Trust (including trustee name(s)) or Other
                                      Organization
 institutional
 investors, use
 line 4
                       If Trust, Date of Trust Instrument:
                       ------------------------------------------------------------
                                                                                         ------------------------------
                                                                                           Tax Identification Number
ADDRESS
                       ---------------------------------------------------------------------------------------------------------
                       City                  State                  Zip Code



TO PURCHASE           / / CHECK (enclosed) $ ---------------------- (Make Payable to Morgan Stanley Dean Witter Liquid
SHARES:               Asset Fund Inc.)
Minimum Initial       / / WIRE*  On --------------------------------          MF* --------------------------------
Investment:                                  (Date)                            (Control number this transaction)
$5,000



                      --------------------------------------------------------------------------
                      Name of Bank                                       Branch
                      --------------------------------------------------------------------------
                      Address
                      --------------------------------------------------------------------------
                      Telephone Number
                      * For an initial investment made by wiring funds, obtain a control number by calling: (800) 869-NEWS
                      (toll-free).
                       Your bank should wire to:
                      Bank of New York for credit to account of Morgan Stanley Dean Witter Trust FSB



                      Account Number: 8900188413
                      Re: Morgan Stanley Dean Witter Liquid Asset Fund Inc.
                      Account Of: ----------------------------------------------------------------------------
                                   (Investor's Account as Registered at the Transfer Agent)
                      Control or Account Number: ------------------------------------------------------------
                                                    (Assigned by Telephone)
                                                        OPTIONAL SERVICES



            NOTE: If you are a current shareholder of Morgan
            Stanley Dean Witter Liquid Asset Fund Inc., please indicate your fund account number here.
            [1] [6] [0]  -


DIVIDENDS             All dividends will be reinvested daily in additional shares, unless the following option is selected:
                      / / Pay income dividends by check at the end of each month.
WRITE YOUR OWN        / / Send an initial supply of checks.
CHECK                 FOR JOINT ACCOUNTS:
                      / / Check this box if all owners are required to sign checks.
SYSTEMATIC            / / Systematic Withdrawal Plan ($25 minimum)
WITHDRAWAL            $ ------------------ / / Monthly or / / Quarterly
PLAN                  / / 10th    or / / 25th of Month/Quarter
Minimum               / / Pay shareholder(s) at address of record.
Account Value:        / / Pay to the following: (If this payment option is selected a signature guarantee is required)
$5,000

                      ------------------------------------------------------------
                      Name
                      ------------------------------------------------------------
                      Address
                      ------------------------------------------------------------
                      City                 State                 Zip Code

                       / /  Morgan Stanley Dean Witter Trust FSB is hereby authorized to honor telephonic or other instructions,
PAYMENT TO             without signature guarantee, from any person for the redemption of any or all shares of Morgan Stanley
PREDESIGNATED               Dean Witter Liquid Asset Fund Inc. held in my (our) account provided that proceeds are transmitted
BANK ACCOUNT                only to the following bank account. (Absent its own negligence, neither Morgan Stanley Dean Witter
                            Liquid Asset Fund Inc. nor Morgan Stanley Dean Witter Trust FSB shall be liable for any redemption caused by unauthorized instruction(s)):
Bank Account must be   ----------------------------------------       --------------------------------
in same name as        NAME & BANK ACCOUNT NUMBER                       BANK'S ROUTING TRANSMIT CODE
shares                                                                        (ASK YOUR BANK)
are registered
Minimum Amount:        ----------------------------------------
$1,000                 NAME OF BANK
                       ----------------------------------------
                       ADDRESS OF BANK

                       (        )
                       ----------------------------------------
                       TELEPHONE NUMBER OF BANK
                                                     SIGNATURE AUTHORIZATION
I. FOR ALL ACCOUNTS    NOTE: RETAIN A COPY OF THIS DOCUMENT FOR YOUR RECORDS. ANY MODIFICATION OF THE INFORMATION BELOW WILL
                       REQUIRE AN AMENDMENT TO THIS FORM. THIS DOCUMENT IS IN FULL FORCE AND EFFECT UNTIL ANOTHER DULY EXECUTED
                       FORM IS RECEIVED BY THE TRANSFER AGENT.

                       The Transfer Agent is hereby authorized to act as agent for the registered owner of shares of Morgan
                       Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund") in effecting redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the registered owners of such shares. The Transfer Agent shall be liable only for its own negligence and not for default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent.

                       I (we) certify to my (our) legal capacity, or the capacity of the investor named above, to invest in and redeem shares of, and I (we) acknowledge receipt of a current prospectus of, Morgan Stanley Dean Witter
                       Liquid Asset Fund Inc. and I(we) further certify my (our) authority to sign and act for and on behalf of the investor.

                       Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2) that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (Note: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.)

                       Check Applicable Box:

                       / / I am a United States Citizen.                     / / I am not a United States Citizen.

                                         SIGNATURE(S) (IF JOINT TENANTS, ALL MUST SIGN)


Name(s) must be
signed exactly the
same as shown on
lines 1 to 4 on the
reverse side of this
application

                      SIGNED THIS -------------------------------- DAY OF
                      ---------------------------------------, 19 ---.
In addition complete
Section A or B below
                                FOR CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER ORGANIZATIONS
                      The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any of them ("Authorized
                      Person(s)") is/are currently authorized under the applicable governing document to act with full power to sell, assign or transfer securities of the Fund for the
                      Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:
                                     NAME/TITLE                                SIGNATURE

                      SIGNED THIS -------------------------------- DAY OF
                      ---------------------------------------, 19 ---.
                      The Transfer Agent may, without inquiry, act only upon the instruction of ANY
                      PERSON(S) purporting to be (an) Authorized Person(s) as named in the Certification
                      Form last received by the Transfer Agent. The Transfer Agent and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the Transfer Agent having acted upon any instruction reasonably believed genuine.

                      *INSERT A NUMBER. UNLESS OTHERWISE INDICATED, THE TRANSFER AGENT MAY HONOR
                      INSTRUCTIONS OF ANY ONE OF THE PERSONS NAMED ABOVE.

SECTION (A)           NOTE: EITHER A SIGNATURE GUARANTEE OR CORPORATE SEAL IS REQUIRED.
CORPORATIONS AND
INCORPORATED
ASSOCIATIONS ONLY.    I, -------------------------------------------------, Secretary of the
SIGN ABOVE AND        Registered Owner, do hereby certify that at a meeting on ----------------- at
COMPLETE THIS         which a quorum was present throughout, the Board of Directors of the
SECTION               corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and by-laws, which resolution did the following: (1) empowered the above-named
                      Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above; (2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify the Transfer Agent when changes in office occur; and (3) authorized the
                      Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until the Transfer Agent receives a duly executed amendment to the Certification Form.
SIGNATURE             Witness my hand on behalf of the corporation/association this ------------- day
GUARANTEED**          of ------------------------, 19 ---.
(or Corporate Seal)
                      --------------------------------------------------------------------------------
                                                        Secretary**
                      The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the corporation/
                      association.
SIGNATURE
GUARANTEED**          --------------------------------------------------------------------------------
(or Corporate Seal)         Certifying Officer of the Corporation or Incorporated Association**
SECTION (B)           NOTE: A SIGNATURE GUARANTEE IS REQUIRED.
ALL OTHER
INSTITUTIONAL
INVESTORS

SIGNATURE                        ----------------------------------------------------------
GUARANTEED**                                             Certifying
                                          Trustee(s)/General Partner(s)/Other(s)**

SIGN ABOVE AND                   ----------------------------------------------------------
COMPLETE THIS                                            Certifying
SECTION                                   Trustee(s)/General Partner(s)/Other(s)**

                      Signed this
                      --------------------------------------------------------------------------------
                      day of
                      --------------------------------------------------------------------------------,
                      19 ------------------------
                      --------------------------------------------------------------------------------
                      **SIGNATURE(S) MUST BE GUARANTEED BY AN ELIGIBLE GUARANTOR

DEALER                Above signature(s) guaranteed. Prospectus has been delivered by undersigned to above-named applicant(s).
(if any)
Completion by dealer
only                  ----------------------------------------  ----------------------------------------
                      Firm Name                                 Office Number-Account Number at
                                                                Dealer--A/E Number

                      ----------------------------------------  ----------------------------------------
                      Address                                   Account Executive's Last Name

                      ----------------------------------------  ----------------------------------------
                      City, State, Zip Code                     Branch Office


-Registered Trademark- 1998 Morgan Stanley Dean Witter Distributors Inc.

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998


                                                    ANNUALIZED
PRINCIPAL                                            YIELD ON
AMOUNT IN                                             DATE OF                  MATURITY
THOUSANDS                                            PURCHASE                    DATE                   VALUE
------------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (84.8%)
           AUTOMOTIVE - FINANCE (15.1%)
$$200,000  American Honda Finance Corp.......      5.59 - 5.62%           10/29/98 - 11/20/98      $   197,772,189
 285,000   Chrysler Financial Corp...........       5.56 - 5.62           09/10/98 - 09/15/98          284,523,056
 490,000   Daimler-Benz North America
             Corp............................       5.56 - 5.61           10/05/98 - 02/25/99          484,116,551
 710,000   Ford Motor Credit Co..............       5.55 - 5.60           10/02/98 - 12/03/98          704,744,208
 645,000   General Motors Acceptance Corp....       5.56 - 5.66           09/18/98 - 02/25/99          636,957,704
                                                                                                   ---------------
                                                                                                     2,308,113,708
                                                                                                   ---------------
           BANK HOLDING COMPANIES (13.4%)
  45,000   Bank of New York Co., Inc.........          5.54                    12/02/98                 44,372,100
 712,000   Bankers Trust Corp................       5.62 - 5.73           09/16/98 - 03/26/99          696,925,142
 240,000   Chase Manhattan Corp. (The).......       5.56 - 5.60           11/25/98 - 12/24/98          236,145,733
  50,000   Corestates Capital Corp...........          5.55                    10/16/98                 49,663,125
  60,000   Mellon Financial Co...............          5.59                    11/05/98                 59,403,083
 750,000   Morgan (J.P.) & Co., Inc..........       5.56 - 5.67           09/01/98 - 12/30/98          746,670,319
  50,000   NationsBank Corp..................          5.59                    11/10/98                 49,466,250
  80,000   PNC Funding Corp..................       5.60 - 5.62           09/29/98 - 10/01/98           79,646,945
  95,000   Republic New York Corp............       5.58 - 5.59           11/13/98 - 11/24/98           93,881,667
                                                                                                   ---------------
                                                                                                     2,056,174,364
                                                                                                   ---------------
           BANKS - COMMERCIAL (25.9%)
 300,000   ABN-AMRO North America Finance
             Inc.............................       5.59 - 5.71           09/25/98 - 03/03/99          295,800,139
 400,000   Abbey National North America
             Corp............................       5.57 - 5.58           10/07/98 - 11/05/98          396,976,444
  35,000   ANZ (DE) Inc......................          5.57                    10/06/98                 34,813,017
 150,000   Canadian Imperial Holdings Inc....          5.58                    10/07/98                149,176,500
 170,000   Commerzbank U.S. Finance Inc......       5.60 - 5.61           10/01/98 - 02/12/99          167,026,033
 690,000   Deutsche Bank Financial Inc.......       5.57 - 5.59           10/13/98 - 12/29/98          683,680,542
 250,000   Dresdner U.S. Finance Inc.........          5.59               10/15/98 - 10/19/98          248,247,111
 100,000   Internationale Nederlanden (U.S.)
             Funding Corp....................       5.64 - 5.65           11/13/98 - 12/23/98           98,584,889
 300,000   National Australia Funding (DE)
             Inc.............................       5.56 - 5.57           12/08/98 - 12/21/98          295,320,111
 140,000   PNC Bank, N.A.....................       5.53 - 5.56           09/30/98 - 12/14/98          138,619,082
 625,000   Societe Generale N.A., Inc........       5.57 - 5.63           09/01/98 - 12/30/98          620,371,822
 410,000   Toronto-Dominion Holdings U.S.A.
             Inc.............................       5.54 - 5.72           09/22/98 - 01/28/99          404,928,302
 230,000   UBS Finance (DE) Inc..............       5.58 - 5.62           10/14/98 - 12/15/98          227,412,165
 210,000   Westpac Capital Corp..............       5.60 - 5.64           10/08/98 - 12/24/98          207,811,400
                                                                                                   ---------------
                                                                                                     3,968,767,557
                                                                                                   ---------------
           ENERGY (0.1%)
  20,000   Shell Oil Co......................          5.51                    10/28/98                 19,827,100
                                                                                                   ---------------
           FINANCE (0.3%)
  45,000   International Lease Finance
             Corp............................          5.58                    11/06/98                 44,546,250
                                                                                                   ---------------
           FINANCE - COMMERCIAL (1.7%)
 270,000   CIT Group Inc.....................       5.58 - 5.61           09/24/98 - 12/24/98          266,555,317
                                                                                                   ---------------
           FINANCE - CONSUMER (10.2%)
 600,000   American Express Credit Corp......       5.56 - 5.61           10/09/98 - 05/21/99          589,876,206
  45,000   American General Finance Corp.....          5.55                    11/25/98                 44,417,750
 350,000   Avco Financial Services Inc.......       5.55 - 5.60           09/17/98 - 12/22/98          347,147,150


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED


                                                    ANNUALIZED
PRINCIPAL                                            YIELD ON
AMOUNT IN                                             DATE OF                  MATURITY
THOUSANDS                                            PURCHASE                    DATE                   VALUE
------------------------------------------------------------------------------------------------------------------
$185,000   Beneficial Corp...................      5.58 - 5.59%           09/01/98 - 09/03/98      $   184,969,500
 350,000   Commercial Credit Co..............       5.57 - 5.58           09/03/98 - 10/27/98          348,270,511
  25,000   Household Finance Corp............          5.58                    09/28/98                 24,896,875
  30,000   Norwest Financial Inc.............          5.58                    11/02/98                 29,715,833
                                                                                                   ---------------
                                                                                                     1,569,293,825
                                                                                                   ---------------
           FINANCE - CORPORATE (3.8%)
 595,000   Ciesco, L.P.......................       5.58 - 5.60           09/08/98 - 12/28/98          590,346,139
                                                                                                   ---------------
           FINANCE - DIVERSIFIED (7.8%)
 450,000   Associates Corp. of North
             America.........................       5.57 - 5.60           09/15/98 - 12/28/98          445,424,196
 761,000   General Electric Capital Corp.....       5.54 - 5.71           09/02/98 - 05/14/99          748,468,978
                                                                                                   ---------------
                                                                                                     1,193,893,174
                                                                                                   ---------------
           INDUSTRIAL SPECIALTIES (0.3%)
  40,000   Deere & Co........................          5.58                    11/06/98                 39,598,133
                                                                                                   ---------------
           INSURANCE (0.7%)
  75,000   American General Corp.............       5.58 - 5.59           11/02/98 - 11/12/98           74,235,422
  30,000   Prudential Funding Corp...........          5.57                    10/20/98                 29,775,008
                                                                                                   ---------------
                                                                                                       104,010,430
                                                                                                   ---------------
           INVESTMENT BANKERS/BROKERS/SERVICES (2.6%)
 400,000   Goldman Sachs Group L.P...........       5.54 - 5.57           10/16/98 - 11/24/98          395,983,242
                                                                                                   ---------------
           MAJOR CHEMICALS (0.3%)
  40,000   DuPont (E.I.) de Nemours & Co.....          5.58                    10/28/98                 39,651,983
                                                                                                   ---------------
           OFFICE EQUIPMENT (1.0%)
 110,000   IBM Credit Corp...................          5.58               10/20/98 - 12/03/98          108,775,614
  50,000   International Business Machines
             Corp............................          5.57                    11/20/98                 49,391,111
                                                                                                   ---------------
                                                                                                       158,166,725
                                                                                                   ---------------
           RETAIL (1.6%)
 245,000   Sears Roebuck Acceptance Corp.....       5.57 - 5.59           10/29/98 - 11/10/98          242,616,706
                                                                                                   ---------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $12,997,544,653)......................................................   12,997,544,653

           SHORT-TERM BANK NOTES (7.1%)
 100,000   BankBoston, N.A...................          5.58                    10/21/98                100,000,000
  60,000   Corestates Bank, N.A..............          5.59                    09/21/98                 60,000,000
 130,000   F.C.C. National Bank..............       5.57 - 5.58           09/11/98 - 09/17/98          130,000,000
 100,000   First N.B. of Chicago.............          5.60                    10/30/98                100,000,000
 550,000   First Union National Bank.........       5.59 - 5.66           09/08/98 - 01/29/99          550,000,000
  50,000   La Salle National Bank............          5.60                    02/10/99                 50,000,000
 100,000   NationsBank, N.A..................          5.60                    11/30/98                100,000,000
                                                                                                   ---------------

           TOTAL SHORT-TERM BANK NOTES
           (AMORTIZED COST $1,090,000,000).......................................................    1,090,000,000
                                                                                                   ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED


                                                    ANNUALIZED
PRINCIPAL                                            YIELD ON
AMOUNT IN                                             DATE OF                  MATURITY
THOUSANDS                                            PURCHASE                    DATE                   VALUE
------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (4.8%)
$209,000   Federal Farm Credit Bank..........      5.67 - 5.76%           09/18/98 - 12/18/98      $   207,466,320
 135,000   Federal Home Loan Banks...........       5.52 - 5.70           09/11/98 - 04/12/99          132,612,486
  40,000   Federal Home Loan Mortgage
             Corp............................          5.74                    10/30/98                 39,644,034
 365,000   Federal National Mortgage
             Assoc...........................       5.51 - 5.67           09/02/98 - 08/04/99          351,817,165
                                                                                                   ---------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $731,540,005).........................................................      731,540,005
                                                                                                   ---------------


           CERTIFICATES OF DEPOSIT (4.2%)
 100,000   First Tennessee Bank N.A..........          5.58                    11/25/98                100,000,000
 220,000   Fleet National Bank...............          5.61               09/29/98 - 10/08/98          220,000,000
 100,000   Mellon Bank, N.A..................          5.62               12/29/98 - 12/30/98          100,000,000
 140,000   NationsBank N.A...................       5.59 - 5.60           09/09/98 - 12/29/98          140,000,000
  80,000   U.S. Bank, N.A....................       5.60 - 5.62           10/26/98 - 12/24/98           80,000,000
                                                                                                   ---------------

           TOTAL CERTIFICATES OF DEPOSIT
           (AMORTIZED COST $640,000,000).........................................................      640,000,000
                                                                                                   ---------------

           REPURCHASE AGREEMENT (0.1%)
   9,068   The Bank of New York (dated
             08/31/98; proceeds $9,069,307)
             (a) (IDENTIFIED COST
             $9,067,859).....................          5.75                    09/01/98                  9,067,859
                                                                                                   ---------------

TOTAL INVESTMENTS
(AMORTIZED COST $15,468,152,517) (B)...................................................  101.0 %   15,468,152,517

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................................   (1.0)      (146,798,912)
                                                                                         ------  ----------------

NET ASSETS.............................................................................  100.0 % $ 15,321,353,605
                                                                                         ------  ----------------
                                                                                         ------  ----------------

---------------------

(a) Collateralized by $9,262,755 U.S. Treasury Note 3.375% due 01/15/07 valued at $9,249,216.
(b)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

ASSETS:
Investments in securities, at value
  (amortized cost $15,468,152,517).........................................................  $15,468,152,517
Cash.......................................................................................           89,999
Receivable for:
    Interest...............................................................................       24,023,696
    Capital stock sold.....................................................................           62,122
Prepaid expenses and other assets..........................................................          191,936
                                                                                             ---------------

     TOTAL ASSETS..........................................................................   15,492,520,270
                                                                                             ---------------

LIABILITIES:
Payable for:
    Capital stock repurchased..............................................................      165,407,365
    Investment management fee..............................................................        3,442,028
    Plan of distribution fee...............................................................        1,277,053
Accrued expenses and other payables........................................................        1,040,219
                                                                                             ---------------

     TOTAL LIABILITIES.....................................................................      171,166,665
                                                                                             ---------------

     NET ASSETS............................................................................  $15,321,353,605
                                                                                             ---------------
                                                                                             ---------------

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................................................  $15,320,660,909
Accumulated undistributed net investment income............................................          692,696
                                                                                             ---------------

     NET ASSETS............................................................................  $15,321,353,605
                                                                                             ---------------
                                                                                             ---------------

NET ASSET VALUE PER SHARE,
  15,321,332,103 SHARES OUTSTANDING (25,000,000,000 SHARES AUTHORIZED OF $.01 PAR VALUE)...            $1.00
                                                                                             ---------------
                                                                                             ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $803,199,716
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................    38,009,366
Transfer agent fees and expenses..............................................................    31,263,774
Plan of distribution fee......................................................................    13,562,638
Registration fees.............................................................................     2,008,023
Shareholder reports and notices...............................................................       670,657
Custodian fees................................................................................       362,607
Professional fees.............................................................................        53,096
Directors' fees and expenses..................................................................        18,965
Other.........................................................................................       110,396
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    86,059,522
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................   717,140,194

     NET REALIZED GAIN........................................................................        22,513
                                                                                                ------------

NET INCREASE..................................................................................  $717,162,707
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE YEAR     FOR THE YEAR
                                                                                 ENDED            ENDED
                                                                            AUGUST 31, 1998  AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................................  $   717,140,194  $   614,489,801
Net realized gain.........................................................           22,513        --
                                                                            ---------------  ---------------

     NET INCREASE.........................................................      717,162,707      614,489,801
                                                                            ---------------  ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................................     (717,132,845)    (614,493,201)
Net realized gain.........................................................          (22,513)       --
                                                                            ---------------  ---------------

     TOTAL................................................................     (717,155,358)    (614,493,201)
                                                                            ---------------  ---------------
Net increase from capital stock transactions..............................    2,155,436,091    1,776,444,915
                                                                            ---------------  ---------------

     NET INCREASE.........................................................    2,155,443,440    1,776,441,515

NET ASSETS:
Beginning of period.......................................................   13,165,910,165   11,389,468,650
                                                                            ---------------  ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $692,696 AND
    $685,347, RESPECTIVELY)...............................................  $15,321,353,605  $13,165,910,165
                                                                            ---------------  ---------------
                                                                            ---------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund"), formerly Dean Witter Liquid Asset Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% to the portion of the daily net

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.


Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), its affiliates and other selected broker-dealers under the Plan:
(1) compensation to, and expenses of, sales representatives and other employees of DWR and other selected broker-dealers including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparation, printing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.


The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended August 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended August 31, 1998 aggregated $50,195,076,487 and $48,680,438,238, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $5,083. At August 31, 1998, the Fund had an accrued pension liability of $50,149 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                     FOR THE YEAR        FOR THE YEAR
                                                                        ENDED                ENDED
                                                                   AUGUST 31, 1998      AUGUST 31, 1997
                                                                   ----------------   -------------------
Shares sold......................................................    43,113,580,761        35,926,788,140
Shares issued in reinvestment of dividends and distributions.....       715,431,667           612,893,395
                                                                   ----------------   -------------------
                                                                     43,829,012,428        36,539,681,535
Shares repurchased...............................................   (41,673,576,337)      (34,763,236,620)
                                                                   ----------------   -------------------
Net increase.....................................................     2,155,436,091         1,776,444,915
                                                                   ----------------   -------------------
                                                                   ----------------   -------------------

6. SUBSEQUENT EVENT


As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Liquid Asset Series ("Retirement Liquid Asset") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement Liquid Asset on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 12,732,710 shares of the Fund at a net asset value of $1.00 per share for 12,732,710 shares of Retirement Liquid Asset. The net assets of the Fund and Retirement Liquid Asset immediately before the acquisition were $15,729,214,021 and $12,732,710, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $15,741,946,731.



7. FINANCIAL HIGHLIGHTS



See the "Financial Highlights" table on page 3 of this Prospectus.

MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD
OF DIRECTORS OF MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.



In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (appearing on page 3 of this Prospectus) present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund"), formerly Dean Witter Liquid Asset Fund Inc., at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

1177 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036
OCTOBER 7, 1998

Morgan Stanley
Dean Witter Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048


BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER


Morgan Stanley Dean Witter Advisors Inc.



Morgan Stanley
Dean Witter
Liquid Asset Fund



                                                  [LOGO]

                                                                      Prospectus
                                                                October 22, 1998

STATEMENT OF ADDITIONAL INFORMATION       MORGAN STANLEY DEAN WITTER
OCTOBER 22, 1998                          LIQUID ASSET FUND INC.

--------------------------------------------------------------------------------



    Morgan Stanley Dean Witter Liquid Asset Fund Inc. (the "Fund") is an open-end diversified management investment company whose investment objectives are high current income, preservation of capital and liquidity. The Fund seeks to achieve its objectives by investing in the following money market instruments: United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, high grade commercial paper, Certificates of Deposit of $100,000 or less of U.S. regulated banks and savings institutions having total assets of less than $1 billion which are fully insured as to principal by the Federal Deposit Insurance Corporation (the interest may not be insured) and high grade corporate obligations maturing in thirteen months or less. (See "Investment Practices and Policies.")



    The Fund is authorized to reimburse for specific expenses incurred in promoting the distribution of the Fund's shares pursuant to a Plan of Distribution with Morgan Stanley Dean Witter Distributors Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Fund.



    A Prospectus of the Fund dated October 22, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge by request of the Fund at its address or at one of the telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., from Dean Witter Reynolds Inc. at any of its branch offices or from any Selected Broker-Dealer. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.



Morgan Stanley Dean Witter
Liquid Asset Fund Inc.
Two World Trade Center
New York, New York 10048


212-392-2550 or
800-869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management...............................................     3
Directors and Officers....................................................     7
Investment Practices and Policies.........................................    13
Investment Restrictions...................................................    15
Portfolio Transactions and Brokerage......................................    16
Purchase of Fund Shares...................................................    18
Redemption of Fund Shares.................................................    26
Dividends, Distributions and Taxes........................................    28
Description of Common Stock...............................................    29
Custodian and Transfer Agent..............................................    29
Independent Accountants...................................................    30
Reports to Shareholders...................................................    30
Legal Counsel.............................................................    30
Experts...................................................................    30
Registration Statement....................................................    30
Financial Statements......................................................    30
Appendix/Ratings..........................................................    31

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND


    The Fund was incorporated under Maryland law on September 3, 1974, under the name Standard & Poor's/InterCapital Cash Management Fund, Inc. Its name was changed to Standard & Poor's/InterCapital Liquid Asset Fund, Inc. on May 13, 1975; changed to InterCapital Liquid Asset Fund Inc. on September 1, 1977; changed to Dean Witter/Sears Liquid Asset Fund Inc. on March 21, 1983; changed to Dean Witter Liquid Asset Fund Inc. on June 30, 1993; and changed to its present name, Morgan Stanley Dean Witter Liquid Asset Fund Inc., on June 22, 1998.



    As of August 31, 1998 no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of the Fund. The percentage ownership of shares of the Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


THE INVESTMENT MANAGER


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Directors. Information as to these Directors and officers is contained under the caption "Directors and Officers."



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust
       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Morgan Stanley Dean Witter Global Dividend Growth Securities
       23  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       24  Morgan Stanley Dean Witter Global Utilities Fund
       25  Morgan Stanley Dean Witter Growth Fund
       26  Morgan Stanley Dean Witter Hawaii Municipal Trust

       27  Morgan Stanley Dean Witter Health Sciences Trust
       28  Morgan Stanley Dean Witter High Yield Securities Inc.
       29  Morgan Stanley Dean Witter Income Builder Fund
       30  Morgan Stanley Dean Witter Information Fund
       31  Morgan Stanley Dean Witter Intermediate Income Securities
       32  Morgan Stanley Dean Witter International SmallCap Fund
       33  Morgan Stanley Dean Witter Japan Fund
       34  Morgan Stanley Dean Witter Limited Term Municipal Trust
       35  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       36  Morgan Stanley Dean Witter Market Leader Trust
       37  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       38  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       39  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       40  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       41  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       42  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       43  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       44  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       45  Morgan Stanley Dean Witter Select Dimensions Investment Series
       46  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       47  Morgan Stanley Dean Witter Short-Term Bond Fund
       48  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       49  Morgan Stanley Dean Witter Special Value Fund
       50  Morgan Stanley Dean Witter S&P 500 Index Fund
       51  Morgan Stanley Dean Witter S&P 500 Select Fund
       52  Morgan Stanley Dean Witter Strategist Fund
       53  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       54  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       55  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       56  Morgan Stanley Dean Witter U.S. Government Securities Trust
       57  Morgan Stanley Dean Witter Utilities Fund
       58  Morgan Stanley Dean Witter Value-Added Market Series
       59  Morgan Stanley Dean Witter Value Fund
       60  Morgan Stanley Dean Witter Variable Investment Series
       61  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS

        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust
        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III

       16  Municipal Income Trust
       17  Municipal Income Trust II
       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust
       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in the International Active Assets Account program and are neither citizens nor residents of the United States.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives and policies.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the services of personnel in connection with the pricing of the Fund's shares and the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund, and the cost of printing (in excess of costs borne by the Fund) and distributing prospectuses and supplements thereto of the Fund used for sales purposes. The Investment Manager has retained MSDW Services to provide its administrative services under the Agreement.



    Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Fund's shares, Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor") (see "Purchase of Fund Shares"), will be paid by the Fund. The expenses borne by the Fund include, but are not limited to: the distribution fee under the Plan pursuant to Rule 12b-1 (see "Purchase of Fund Shares"); charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of stock certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing, including typesetting, and mailing of proxy statements and reports to shareholders and prospective shareholders; fees and travel expenses of Directors or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, distribution, withdrawal or redemption options; fees and expenses of legal counsel including counsel to the Directors who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants in connection with any matter relating to the Fund; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% of the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75 billion; 0.30% of the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% of the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of the daily net assets exceeding $17.5 billion. Total compensation paid to the Investment Manager for the Fund's fiscal years ended August 31, 1996, 1997 and 1998 amounted to $30,669,867, $33,616,072 and $38,009,366, respectively.



    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or advisor to others.


    The Agreement was initially approved by the Directors on February 21, 1997 and by the shareholders of the Fund at a Special Meeting of Shareholders held on May 21, 1997. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Directors on October 30, 1992 and by the shareholders of the Fund at a Special Meeting of Shareholders held on January 12, 1993. The Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Directors of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).

    Under its terms, the Agreement has an initial term ending April 30, 1999 and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Directors of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Directors"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


    The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW, or any corporate affiliate of MSDW, may use, or at any time permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW, shall so request.


DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


    The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors and with the 85 Dean Witter Funds and the 11 TCW/DW Funds are shown below.



        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Michael Bozic (57)                             Chairman and Chief Executive Officer of Levitz Furniture
Director                                       Corporation (since November, 1995); Director or Trustee of the
c/o Levitz Furniture Corporation               Morgan Stanley Dean Witter Funds; formerly President and Chief
7887 N. Federal Highway                        Executive Officer of Hills Department Stores (May, 1991-July,
Boca Raton, Florida                            1995); formerly variously Chairman, Chief Executive Officer,
                                               President and Chief Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.; Director of
                                               Eaglemark Financial Services Inc. and Weirton Steel
                                               Corporation.
Charles A. Fiumefreddo* (65)                   Chairman, Director or Trustee, President and Chief Executive
Chairman of the Board,                         Officer of the Morgan Stanley Dean Witter Funds; Chairman,
President and Chief Executive                  Chief Executive Officer and Trustee of TCW/ DW Funds; formerly
Officer and Director                           Chairman, Chief Executive Officer and Director of MSDW
Two World Trade Center                         Advisors, MSDW Distributors and MSDW Services, Executive Vice
New York, New York                             President and Director of Dean Witter Reynolds Inc. ("DWR"),
                                               Chairman and Director of Morgan Stanley Dean Witter Trust FSB
                                               ("MSDW Trust"), and Director and/or officer of various MSDW subsidiaries (until June, 1998).

        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Edwin J. Garn (66)                             Director or Trustee of the Morgan Stanley Dean Witter Funds;
Director                                       formerly United States Senator (R-Utah) (1974-1992) and
c/o Huntsman Corporation                       Chairman, Senate Banking Committee (1980-1986); formerly Mayor
500 Huntsman Way                               of Salt Lake City, Utah (1971-1974); formerly Astronaut, Space
Salt Lake City, Utah                           Shuttle Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (since January, 1993); Director of Franklin Covey
                                               (time management systems), John Alden Financial Corp. (health insurance), United Space Alliance (joint venture between
                                               Lockheed Martin and the Boeing Company) and Nuskin Asia
                                               (multilevel marketing); member of the board of various civic and charitable organizations.
John R. Haire (73)                             Chairman of the Audit Committee and Director or Trustee of the
Director                                       Morgan Stanley Dean Witter Funds; Chairman of the Audit
Two World Trade Center                         Committee and Trustee of the TCW/DW Funds; formerly Chairman of
New York, New York                             the Independent Directors or Trustees of the Morgan Stanley
                                               Dean Witter Funds and the TCW/DW Funds (until June, 1998);
                                               formerly President, Council for Aid to Education (1978-1989)
                                               and Chairman and Chief Executive Officer of Anchor Corporation,
                                               an Investment Adviser (1964-1978).
Wayne E. Hedien (64)                           Retired; Director or Trustee of the Morgan Stanley Dean Witter
Director                                       Funds; Director of the PMI Group, Inc. (private mortgage
c/o Gordon Altman Butowsky                     insurance); Trustee and Vice Chairman of The Field Museum of
 Weitzen Shalov & Wein                         Natural History; formerly associated with the Allstate
Counsel to the Independent Directors           Companies (1966-1994), most recently as Chairman of The
114 West 47th Street                           Allstate Corporation (March, 1993-December, 1994) and Chairman
New York, New York                             and Chief Executive Officer of its wholly-owned subsidiary,
                                               Allstate Insurance Company (July, 1989-December, 1994);
                                               director of various other business and charitable
                                               organizations.
Dr. Manuel H. Johnson (49)                     Senior Partner, Johnson Smick International, Inc., a con-
Director                                       sulting firm; Co-Chairman and a founder of the Group of Seven
c/o Johnson Smick International, Inc.          Council (G7C), an international economic commission; Director
1133 Connecticut Avenue, N.W.                  or Trustee of the Morgan Stanley Dean Witter Funds; Trustee of
Washington, DC                                 the TCW/DW Funds; Director of NASDAQ (since June, 1995);
                                               Director of Greenwich Capital Markets, Inc. (broker-dealer) and
                                               NVR, Inc. (home construction) Trustee of the Financial
                                               Accounting Foundation (oversight organization for the Financial
                                               Accounting Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve System (1986-1990)
                                               and Assistant Secretary of the U.S. Treasury (1982-1986).
Michael E. Nugent (62)                         General Partner, Triumph Capital, L.P., a private investment
Director                                       partnership; Director or Trustee of the Morgan Stanley Dean
c/o Triumph Capital, L.P.                      Witter Funds; Trustee of the TCW/DW Funds; formerly Vice
237 Park Avenue                                President, Bankers Trust Company and BT Capital Corporation
New York, New York                             (1984-1988); Director of various business organizations.

        NAME, AGE, POSITION WITH FUND
                 AND ADDRESS                             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------------------------------  ---------------------------------------------------------------
Philip J. Purcell* (55)                        Chairman of the Board of Directors and Chief Executive Officer
Director                                       of MSDW, DWR and Novus Credit Services Inc.; Director of MSDW
1585 Broadway                                  Distributors; Director or Trustee of the Morgan Stanley Dean
New York, New York                             Witter Funds; Director and/or officer of various MSDW
                                               subsidiaries.
John L. Schroeder (68)                         Retired; Director or Trustee of the Morgan Stanley Dean Witter
Director                                       Funds; Trustee of the TCW/DW Funds; Director of Citizens
c/o Gordon Altman Butowsky                     Utilities Company; formerly Executive Vice President and Chief
 Weitzen Shalov & Wein                         Investment Officer of the Home Insurance Company (August,
Counsel to the Independent Directors           1991-September, 1995).
114 West 47th Street
New York, New York
Barry Fink (43)                                Senior Vice President (since March, 1997), Secretary and
Vice President,                                General Counsel (since February, 1997) and Director (since
Secretary and General Counsel                  July, 1998) of MSDW Advisors and MSDW Services; Senior Vice
Two World Trade Center                         President (since March, 1997) and Assistant Secretary and
New York, New York                             Assistant General Counsel (since February, 1997) of MSDW
                                               Distributors; Assistant Secretary of DWR (since August, 1996);
                                               Vice President, Secretary and General Counsel of the Morgan
                                               Stanley Dean Witter Funds and the TCW/DW Funds (since February,
                                               1997); previously First Vice President (June, 1993-February,
                                               1997), Vice President (until June, 1993) and Assistant
                                               Secretary and Assistant General Counsel of MSDW Advisors and
                                               MSDW Services and Assistant Secretary of the Morgan Stanley
                                               Dean Witter Funds and the TCW/DW Funds.
Jonathan R. Page (52)                          Senior Vice President of MSDW Advisors; Vice President of
Vice President                                 various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Thomas F. Caloia (52)                          First Vice President and Assistant Treasurer of MSDW Advisors
Treasurer                                      and MSDW Services; Treasurer of the Morgan Stanley Dean Witter
Two World Trade Center                         Funds and the TCW/DW Funds.
New York, New York


------------------------
*Denotes Directors who are "Interested persons," as defined in the Act.


    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of various MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, and Peter M. Avelar and James F. Willison, Senior Vice Presidents of MSDW Advisors, are Vice Presidents of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice

Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, Frank Bruttomesso, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a staff attorney with MSDW Advisors, are Assistant Secretaries of the Fund.



THE BOARD OF DIRECTORS, THE INDEPENDENT DIRECTORS, AND THE COMMITTEES



    The Board of Directors consists of nine (9) directors. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Directors. As of the date of this Statement of Additional Information, there are a total of 85 Morgan Stanley Dean Witter Funds, comprised of 121 portfolios. As of September 30, 1998, the Morgan Stanley Dean Witter Funds had total net assets of approximately $105 billion and more than six million shareholders.



    Seven Directors (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Directors. Four of the seven independent Directors are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Morgan Stanley Dean Witter Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Directors who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the Independent Directors serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the Directors, including two Independent Directors, serve as members of the Insurance Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Directors held a combined total of seventeen meetings.



    The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and reviewing the adequacy of the Fund's system of internal controls.



    The Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR ALL MORGAN STANLEY DEAN WITTER FUNDS



    The Independent Directors and the Funds' management believe that having the same Independent Directors for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Directors of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Morgan Stanley Dean Witter Funds.



COMPENSATION OF INDEPENDENT DIRECTORS



    The Fund pays each Independent Director an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Directors, the Independent Directors or Committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Directors or a Committee meeting, or a meeting of the Independent Directors and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Director. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Directors, for which services the Fund paid him an additional annual fee of $1,200.



    The following table illustrates the compensation paid to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 1998.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT DIRECTOR                                     FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,600
Edwin J. Garn.................................................       1,650
John R. Haire.................................................       3,200
Wayne E. Hedien...............................................       1,682
Dr. Manuel H. Johnson.........................................       1,600
Michael E. Nugent.............................................       1,650
John L. Schroeder.............................................       1,650



    The following table illustrates the compensation paid to the Fund's Independent Directors for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson,

Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS                    TOTAL CASH
                                                                    CHAIRMAN OF      FOR SERVICE    COMPENSATION
                               FOR SERVICE                          INDEPENDENT          AS              FOR
                              AS DIRECTOR OR                       DIRECTORS/TRUSTEES  CHAIRMAN OF   SERVICES TO
                               TRUSTEE AND                           AND AUDIT       INDEPENDENT         84
                                COMMITTEE        FOR SERVICE AS    COMMITTEES OF      TRUSTEES         MORGAN
                               MEMBER OF 84       TRUSTEE AND            84           AND AUDIT        STANLEY
                              MORGAN STANLEY       COMMITTEE       MORGAN STANLEY   COMMITTEES OF    DEAN WITTER
NAME OF                        DEAN WITTER        MEMBER OF 14      DEAN WITTER          14         FUNDS AND 14
INDEPENDENT DIRECTOR              FUNDS           TCW/DW FUNDS         FUNDS        TCW/DW FUNDS    TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $133,602           --                 --               --            $133,602
Edwin J. Garn..............       149,702           --                 --               --             149,702
John R. Haire..............       149,702           $73,725           $157,463        $ 25,350         406,240
Wayne E. Hedien............        39,010           --                 --               --              39,010
Dr. Manuel H. Johnson......       145,702            71,125            --               --             216,827
Michael E. Nugent..........       149,702            73,725            --               --             223,427
John L. Schroeder..........       149,702            73,725            --               --             223,427



    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Director who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Director referred to as an "Eligible Director") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Director is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Director for service to the Adopting Fund in the five year period prior to the date of the Eligible Director's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.


------------------------

(1) An Eligible Director may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Director and his or her spouse on the date of such Eligible Director's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 1998 and by the 57 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Directors, to commence upon their retirement, from the Fund as of August 31, 1998 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS



                                            FOR ALL ADOPTING FUNDS          RETIREMENT BENEFITS        ESTIMATED ANNUAL
                                     ------------------------------------   ACCRUED AS EXPENSES            BENEFITS
                                          ESTIMATED                                                   UPON RETIREMENT(2)
                                       CREDITED YEARS        ESTIMATED     ----------------------   ----------------------
                                        OF SERVICE AT      PERCENTAGE OF                BY ALL        FROM      FROM ALL
                                         RETIREMENT          ELIGIBLE        BY THE    ADOPTING        THE      ADOPTING
NAME OF INDEPENDENT DIRECTOR            (MAXIMUM 10)       COMPENSATION       FUND       FUNDS        FUND        FUNDS
-----------------------------------  -------------------  ---------------  ----------------------   ---------  -----------
Michael Bozic......................              10             58.82%      $     380 $    20,499   $     971  $    55,026
Edwin J. Garn......................              10             58.82             565      30,878         971       55,026
John R. Haire......................              10             58.82             (98)  )     (19,823)(3)     2,389     132,002
Wayne E. Hedien....................               9             50.00             494           0         825       46,772
Dr. Manuel H. Johnson..............              10             58.82             230      12,832         971       55,026
Michael E. Nugent..................              10             58.82             399      22,546         971       55,026
John L. Schroeder..................               8             49.02             762      39,350         815       46,123


------------------------

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Director's elections described in Footnote (1) above.



(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Directors as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, when cash may be available to the Fund for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Fund's custodian bank, at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions, whose financial conditions will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price, which consists of the Acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the Acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities

Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the "Requisite NRSROs" (see "Purchase of Fund Shares--Determination of Net Asset Value"). Additionally, upon an Event of Insolvency (as defined in Rule 2a-7 of the Act) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity or other considerations warrant.


    REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Fund may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund and for purposes other than meeting redemptions may not exceed 5% of the Fund's total assets.

    PRIVATE PLACEMENTS. As discussed in the Prospectus, the Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. The adoption by the Securities and Exchange Commission of Rule 144A, which permits the resale of certain restricted securities to institutional investors, had the effect of broadening and increasing the liquidity of the institutional trading market for securities subject to restrictions on resale to the general public. Section 4(2) commercial paper sold pursuant to Rule 144A is restricted in that it can be resold only to qualified institutional investors. However, since institutions constitute virtually the entire market for such commercial paper, the market for such Section 4(2) commercial paper is, in reality, as liquid as that for other commercial paper. While the Fund generally holds to maturity commercial paper in its portfolio, the advent of Rule 144A has greatly simplified the ability to sell Section 4(2) commercial paper to other institutional investors. Under procedures adopted by the Board of Directors of the Fund, the Fund may purchase
Section 4(2) commercial paper without being subject to the 10% limitation on illiquid investments (see "Investment Restrictions" in the Prospectus) and will be able to utilize Rule 144A to sell that paper to other institutional investors. The procedures require that the Investment Manager consider the following factors in determining that any restricted security eligible for sale pursuant to Rule 144A be considered liquid: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the market place trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The Investment Manager will report to the Board on a quarterly basis on all restricted securities held by the Fund with regard to their ongoing liquidity. In the event any Section 4(2) commercial paper or other restricted security held by the Fund is determined to be illiquid by the Board and the Investment Manager, that investment would be included as an illiquid security subject to the 10% limitation on illiquid investments referred to above.

    LENDING OF PORTFOLIO SECURITIES. Subject to Investment Restriction 2 below, the Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. The creditworthiness of firms to which the Fund lends its portfolio securities is monitored on an ongoing basis. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets. Loans would be subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. During its fiscal year ended August 31, 1998, the Fund did not lend any of its portfolio securities, and it has no intention of doing so in the foreseeable future.


    VARIABLE AND FLOATING RATE OBLIGATIONS. As stated in the Prospectus, the Fund may invest in variable and floating rate obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and, on floating rate obligations, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the Fund to maintain a stable net asset value per share (see "How Net Asset Value is Determined") and to sell obligations prior to maturity at a price approximating the fullprincipal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the Fund has adopted certain investment restrictions listed below as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the Fund, as defined in the Act. Majority is defined in the Act as the lesser of (a) sixty-seven percent or more of the shares present at a meeting of shareholders, if the holders of more than fifty percent of the outstanding shares of the Fund are present or represented by proxy, or (b) more than fifty percent of the outstanding shares of the Fund.

    These restrictions provide that the Fund may not:

         1. Purchase any common stocks or other equity securities;

         2. Make loans to others, except through the purchase of the debt obligations and repurchase agreements referred to under "Investment Practices and Policies" above and "Investment Objectives and Policies" in the Prospectus; and loans of portfolio securities in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines established by the Fund's Board of

Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

         3. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

         4. Purchase securities on margin or sell short;

         5. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

         6. Underwrite securities of other issuers;

         7. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads, or combinations thereof;

         8. Participate on a joint or joint and several basis in any securities trading account;

         9. Purchase the securities of any other investment company;

        10. Purchase securities of any issuer for the purpose of exercising control or management; and

        11. Purchase or retain the securities of any issuer if any officer or director of the Fund is an officer or director of such issuer and owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and its Investment Manager together own more than 5% of the securities of such issuer.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject to the general supervision by the Board of Directors, the Investment Manager is responsible for decisions to buy and sell securities for the Fund and arranges for the execution of portfolio security transactions on behalf of the Fund. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. During the Fund's fiscal years ended August 31, 1996, 1997 and 1998, the Fund did not pay any underwriter's discounts on principal transactions or brokerage commissions on agency transactions.


    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Fund, regarding purchases and sales of securities for its portfolio, is that primary consideration be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not, in every case, benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund did not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.


    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Banker's Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. During its fiscal years ended August 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with DWR.



    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested" Directors (as defined in the Act), have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund did not pay any brokerage commissions or underwriting discounts to an affiliated broker or dealer or any other broker-dealer during the fiscal years ended August 31, 1996, 1997 and 1998.


    Portfolio turnover rate is defined as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, it is anticipated that the Fund's policy of investing in securities with remaining maturities of thirteen months or less will not result in a quantifiable portfolio turnover rate. However, because of the short-term nature of the Fund's portfolio securities, it is anticipated that the number of purchases and sales or maturities of such securities will be substantial. Nevertheless, as brokerage commissions are not normally charged on purchases and sales of such securities, the large number of these transactions does not have an adverse effect upon the net yield and net asset value of the shares of the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------


    As discussed in the Prospectus, the Fund offers its shares for sale to the public on a continuous basis, without a sales charge. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and a wholly-owned subsidiary of MSDW, shares of the Fund are distributed by the Distributor and through certain selected broker-dealers which have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers") at an offering price equal to the net asset value per share next determined following receipt of an effective purchase order (accompanied by Federal Funds). Dealers in the securities markets in which the Fund will invest usually require immediate payment in Federal Funds. Since the payment by a Fund shareholder for his or her other shares cannot be invested until it is converted into and available to the Fund in Federal Funds, the Fund requires such payments to be so available before a share purchase order can be considered effective. All checks submitted for payment are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars in a United States bank.



    The Board of Directors of the Fund, including a majority of the Directors who are not and were not at the time of their vote "interested persons" (as defined in the Act) of either party to the Distribution Agreement (the "Independent Directors"), approved, at its meeting held on April 24, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement had an initial term ending April 30, 1998 and will continue in effect from year to year thereafter if approved by the Directors. The current Distribution Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. and is substantially identical to the Fund's prior Distribution Agreement except for its dates of effectiveness and termination. At their meeting held on April 30, 1998, the Directors, including a majority of the Independent Directors, approved the continuation of the Distribution Agreement until April 30, 1999.



    SHAREHOLDER INVESTMENT ACCOUNT. Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund, maintained by the Fund's Transfer Agent, Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent"). This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a stock certificate. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account directly through the Transfer Agent, the shareholder will be mailed a written confirmation of the transaction.



    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. A shareholder may make additional investments in Fund shares at any time through the Shareholder Investment Account by sending a check payable to Morgan Stanley Dean Witter Liquid Asset Fund Inc. in any amount, not less than $100, directly to the Transfer Agent. The shares so purchased will be credited to the Shareholder Investment Account.


    ACCOUNT STATEMENTS. All purchases of Fund shares will be credited to the shareholder in a Shareholder Investment Account maintained for the shareholder by the Transfer Agent in full and fractional shares of the Fund (rounded to the nearest 1/100 of a share, with the exception of purchases made through reinvestment of dividends, which are rounded to the last 1/100 of a share). A confirmation will be mailed to the shareholder after each shareholder instituted purchase or redemption transaction effected through the Transfer Agent. A quarterly statement of the account is sent to all shareholders. Share certificates will not be issued unless requested in writing by the shareholder. No certificates will be issued for fractional shares or to shareholders who have elected the checking account, predesignated bank account or systematic withdrawal plan methods of withdrawing cash from their accounts.

    The Fund reserves the right to reject any order for the purchase of its shares. In addition, the offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus under the caption "Exchange Privilege," an Exchange Privilege exists whereby investors who have purchased shares of any of the Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds"), Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC funds") and Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a contingent deferred sales charge ("CDSC"), will be permitted, after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days, to redeem all or part of their shares in that fund, have the proceeds invested in shares of the Fund, Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, Morgan Stanley Dean Witter New York Municipal Money Market Trust or Morgan Stanley Dean Witter U.S. Government Money Market Trust (these five funds are hereinafter called "money market funds"), or Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust or Morgan Stanley Dean Witter Short-Term Bond Fund (these eight funds, including the Fund, are referred to herein as the "Exchange Funds"). There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. Shares of the Exchange Funds received in an exchange for shares of a Morgan Stanley Dean Witter Multi-Class Fund may be redeemed and exchanged only for shares of the corresponding Class of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, provided that shares of the Exchange Funds received in an exchange for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of a FSC fund, and shares of the Exchange Funds received in an exchange for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund may also be redeemed and exchanged for shares of Global Short-Term. In addition, shares of the Exchange Funds received in an exchange for shares of a FSC fund may be redeemed and exchanged for Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund or for shares of one of the other Exchange Funds, and shares of the Exchange Funds received in an exchange for shares of Global Short-Term may be redeemed and exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund, for shares of Global Short-Term or for shares of one of the other Exchange Funds. Ultimately, any applicable CDSC will have to be paid upon redemption of shares originally purchased from Global Short-Term or a Class of a Morgan Stanley Dean Witter Multi-Class Fund that imposes a CDSC. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    When shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of any Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term exchanged into an Exchange Fund on or after April 23, 1990, upon redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the 12b-1 distribution fees incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or of Global Short-Term are reacquired. Thus, a CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares of a Morgan Stanley Dean Witter Multi-Class Fund which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC fund.



    When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in the Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege Account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or
(b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Morgan Stanley Dean Witter Multi-Class Fund Prospectus under the caption "Purchase of Fund Shares" and in the Prospectus of Global Short-Term under the caption "Contingent Deferred Sales Charge," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.



    Exchange Privilege accounts may also be maintained for shareholders of the money market funds who acquired their shares in exchange for shares of various TCW/DW Funds, a group of funds distributed by the Distributor for which TCW Funds Management, Inc. serves as Advisor, under the terms and conditions described in the Prospectus and Statement of Additional Information of each TCW/DW Fund.

    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's Selected Broker-Dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any Selected Broker-Dealer.

    The Distributor and any Selected Broker-Dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of the shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any Selected Broker-Dealer for any transactions pursuant to this Exchange Privilege.


    Shares of the Fund acquired pursuant to the Exchange Privilege will be held by the Fund's transfer agent in an Exchange Privilege account distinct from any account of the same shareholder who may have acquired shares of the Fund directly. A shareholder of the Fund will not be permitted to make additional investments in such Exchange Privilege account, except through the exchange of additional shares of the fund in which the shareholder had initially invested, and the proceeds of any shares redeemed from such Exchange Privilege account may not thereafter be placed back into that Exchange Privilege account, except by utilizing the Reinstatement Privilege (see "Redemptions and Repurchases--Reinstatement Privilege" in the Morgan Stanley Dean Witter Multi-Class Fund, Global Short-Term, or FSC fund Prospectus). If such a shareholder desires to make any additional investments in the Fund, a separate account will be maintained for receipt of such investments. The Fund will have additional costs for account maintenance if a shareholder has more than one account with the Fund.


    The Fund also maintains Exchange Privilege Accounts for shareholders who acquired their shares of the Fund pursuant to exchange privileges offered by other investment companies with which the Investment Manager is not affiliated. The Fund also expects to make available such exchange privilege accounts to other investment companies that may hereafter be managed by the Investment Manager.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, although that fund may, in its discretion, accept initial purchases of as low as $5,000, and $5,000 for the Fund, Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust, and Morgan Stanley Dean Witter New York Municipal Money Market Trust, although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.



    The Fund and each of the other Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by any of the Morgan Stanley Dean Witter Funds, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds or TCW/DW North American Government Income Trust pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist), or
(e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.


    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.


PLAN OF DISTRIBUTION

    As discussed in the Prospectus, the Fund has entered into a Plan of Distribution pursuant to Rule 12b-1 under the Act with the Distributor whereby the expenses of certain activities in connection with the distribution of shares of the Fund are reimbursed. The Plan was initially approved by the Board of Directors on January 18, 1983 and by the Fund's shareholders on March 18, 1983. The vote of the Board of Directors included a majority of the Directors who are not and were not at the time of their vote interested persons of the Fund (as defined in the Act) and who have and had at the time of their vote no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such Plan.


    The Plan provides that the Distributor will bear the expense of all promotional and distribution related activities on behalf of the Fund, including personal services to shareholders and maintenance of shareholder accounts, except for expenses that the Directors determine to reimburse, as described below. The Distributor, DWR, its affiliates and any other Selected Broker-Dealer may be reimbursed for the following expenses and services under the Plan: (1) compensation to and expenses of Financial Advisors and other employees of the Distributor, DWR, its affiliates and other Selected Broker-Dealers, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



    The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the Fund's average daily net assets during the month. No interest or other financing charges, if any, incurred on any distribution expense incurred pursuant to the Plan will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    The Distributor has informed the Fund that the entire amount of the fees payable by the Fund each year pursuant to the Plan is characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers (of which the Distributor is a member). Such fee is a payment made for personal service and/or maintenance of shareholder accounts.

    At their meeting held on October 30, 1992, the Directors of the Fund, including all of the Independent 12b-1 Directors, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that upon an internal reorganization, the share distribution activities theretofore performed by the Fund or for the Fund by DWR were assumed by the Distributor and DWR's sales activities are now performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to the Investment Manager as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other Selected Broker-Dealers (or direct that the Fund pay such entities directly). The Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses. At their meeting held on July 23, 1997, the Directors of the Fund, including all of the Independent 12b-1 Directors, approved amendments to the Plan to change the provisions regarding quarterly budgets.


    Morgan Stanley Dean Witter Financial Advisors are credited with an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record. The residual is a charge which reflects residual commissions paid by DWR to its Financial Advisors and expenses of DWR associated with the sale and promotion of Fund shares and the servicing of shareholders' accounts, including the expenses of operating branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office servicing of shareholder accounts.



    The Fund accrued $13,562,638 to the Distributor pursuant to the Plan, for the fiscal year ended August 31, 1998. This is 0.10 of 1% of the Fund's average daily net assets for its fiscal year ended August 31, 1998. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by the Fund for distribution was spent in approximately the following ways: (i) advertising -- $-0-; (ii) printing and mailing prospectuses to other than current shareholders -- $-0-; (iii) compensation to underwriters -- $-0-; (iv) compensation to dealers -- $-0-; (v) compensation to sales personnel -- $-0-; and (vi) other, which includes payments to DWR for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $13,562,638.


    Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under the Plan, the Distributor provides the Fund, for review by the Directors, and the Directors review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred by the Distributor on behalf of the Fund during such calendar quarter, which report includes: (1) an itemization of the types of expenses and the purposes therefor; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Directors' quarterly review of the Plan they considered its continued appropriateness and the level of compensation provided therein.


    The Plan will continue from year to year, provided such continuance is approved annually by a vote of the Directors, including a majority of the Independent 12b-1 Directors. The most recent continuance of the Plan for one year, until April 30, 1999, was approved by the Board of Directors, including a majority of the Independent 12b-1 Directors, at their meeting held on April 30, 1998. Any amendment to increase materially the maximum amount authorized to be spent under the Plan must be approved by the shareholders of the Fund, and all material amendments to the Plan must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Directors or by a vote of the holders of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the selection or nomination of the Independent 12b-1 Directors is committed to the discretion of the Independent 12b-1 Directors.


    No interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund, as defined in the Act, had any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, MSDW Services, DWR or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


DETERMINATION OF NET ASSET VALUE


    As discussed in the Prospectus, the net asset value of the Fund is determined as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


    The Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of shares of the Fund. The Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses mark to market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The Fund's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted by Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share;
(b) the procedures include (i) calculation, at such intervals as the Directors determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Directors of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures and the Directors' considerations made pursuant to them and any actions taken upon such consideration; (c) the Board of Directors will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Board of Directors should take such action as it deems appropriate (such as shortening the average portfolio maturity, realizing gains or losses or withholding dividends) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.



    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    A "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.


    An Eligible Security is generally defined in the Rule to mean (i) a Rated Security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) an Unrated Security that is of comparable quality to a security meeting the requirements of (i) above, as determined by the money market fund's board of directors; (iii) in addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly controls, is controlled by or is under common control with the issuer of the security subject to the Guarantee (other than a sponsor of a Special Purpose Entity with respect to an Asset Backed Security); (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and
(B) the issuer of the Demand Feature or Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee).


    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.


    Also, as required by the Rule, the Fund will limit its investments in securities, other than Government Securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest short-term rating category from the Requisite NRSROs whose ratings are used to qualify the security as an Eligible Security, or determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities of any one issuer.


    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Fund limit its investments to U.S. dollar-denominated instruments which the Directors determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board of Directors determines that it is no longer in the best interests of the Fund and its shareholders to maintain a stable price of $1.00 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of any such change.

REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, shares of the Fund may be redeemed at their net asset value at any time. When a redemption is made by check and a check is presented to the Transfer Agent for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily income dividends until the check has cleared.

    A check drawn by a shareholder against his or her other account in the Fund constitutes a request for redemption of a number of shares sufficient to provide proceeds equal to the amount of the check. Payment of the proceeds of a check will normally be made on the next business day after receipt by the Transfer Agent of the check in proper form. If a check is presented for payment to the Transfer Agent by a shareholder or payee in person, the Transfer Agent will make payment by means of a check drawn on the Fund's account or, in the case of a shareholder payee, to the shareholder's predesignated bank account, but will not make payment in cash.

    The Fund reserves the right to suspend redemptions or postpone the date of payment: (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading on that Exchange is restricted or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of the Fund's net asset value is not reasonably practicable, or
(3) for such other periods as the Commission by order may permit for the protection of the Fund's shareholders.

    As discussed in the Prospectus, due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $1,000 or such lesser amounts as may be fixed by the Board of Directors. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of his or her shares is less than $1,000 and allow him or her sixty days to make an additional investment in an amount which will increase the value of his or her account to $1,000 or more before the redemption is processed.

    It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders whose shares of Morgan Stanley Dean Witter Funds have an aggregate value of $10,000 or more. Shares of any Fund from which redemptions will be made pursuant to the Plan must have a value of $1,000 or more (referred to as a "SWP Fund"). The required share values are determined on the date the shareholder establishes the Withdrawal Plan. The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Funds' shares, on an annualized basis. If the SWP Fund shares, including shares acquired in exchange for shares of other Funds, are subject to a CDSC, any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares" in the Statements of Additional Information of the Morgan Stanley Dean

Witter Funds offered with a CDSC), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.



    A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Fund.



    Prior to adding an additional SWP Fund to an existing Withdrawal Plan, the required $10,000/$1,000 share values must be met, to be calculated on the date the shareholder adds the additional SWP Fund. However, the addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Funds already participating in the Withdrawal Plan.



    Dividends and capital gains distributions on shares held under the Withdrawal Plan will be invested in additional full and fractional shares at net asset value (without a sales charge). Shares will be credited to an open account for the investor by the Transfer Agent; no share certificates will be issued. A shareholder is entitled to a share certificate upon written request to the Transfer Agent, although in that event the shareholder's Withdrawal Plan will be terminated.



    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month, quarter, or semi-annual or annual period and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's Dean Witter Reynolds Inc. or other selected broker-dealer brokerage account, or amounts deposited electronically into the shareholder's bank account via the Automated Clearing House, within five business days after the date of redemption.



    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders who acquired their shares of the Fund other than by exchange may make additional investments under the Withdrawal Plan subject only to the Fund's minimum investment requirement.



    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party, or sent to an address other than the one listed on the account, must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments and the address to which checks are mailed through his or her Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular Shareholder Investment Account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemption of Fund Shares" in the Prospectus) at any time. Shareholders wishing to enroll in the Withdrawal Plan should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative.


DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. As discussed in the Prospectus, the Fund intends to distribute all of its daily net investment income and net short-term capital gains, if any, to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and amortization of market discount, plus or minus any gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Fund.

    The Board of Directors may revise the dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large unexpected expense, loss or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders.

    It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.

    TAXES. The Fund has qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax provided that it distributes all of its taxable net investment income and all of its net realized gains.

    Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than one year. Gains or losses on the sale of securities held for one year or less will be short-term capital gains or losses.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term and long-term capital gains. Such interest and realized net short-term capital gains dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Realized net long-term gains distributions, which are taxable as long-term capital gains, are not eligible for the dividends received deduction.

    The Fund may be subject to tax or taxes in certain states where it does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of shareholders with respect to distributions by the Fund may differ from federal tax treatment.

    Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes.

INFORMATION ON COMPUTATION OF YIELD


    The Fund's current yield for the seven days ended August 31, 1998 was 5.14%. The effective annual yield on this date was 5.27%, assuming daily compounding.


    The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of the Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in the Fund at inception would have grown to $52,763, $263,815 and $527,630, respectively, at August 31, 1998.


DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

    The Fund has an authorized capital of 25 billion shares of common stock with a par value of $.01 per share. All shares are of the same class and are freely transferable. Each outstanding share is entitled to one vote on all matters submitted to a vote of shareholders and to a pro rata share of the Fund's net assets in liquidation and of dividends declared. The Fund may also issue fractional shares.

    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than fifty percent of the shares voting in any election of directors can, if they choose to do so, elect all of the directors of the Fund, in which event the holders of the remaining shares will be unable to elect any person as a director. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion or sinking rights.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares, Dividend Disbursing Agent for payment of dividends and distributions on Fund shares, and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager, and of Morgan Stanley Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, including providing subaccounting and recordkeeping services for certain retirement accounts; disbursing cash dividends and reinvesting dividends; processing account registration changes; handling purchase and redemption transactions; mailing prospectuses and reports; mailing and tabulating proxies; processing share certificate transactions; and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements together with the report of its independent accountants, will be sent to shareholders each year.

    The Fund's fiscal year ends on August 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Directors.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The annual financial statements of the Fund for the year ended August 31, 1998, which are included in the Prospectus and incorporated by reference in this Statement of Additional Information, have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited financial statements of the Fund for the fiscal year ended August 31, 1998, and the report of the independent accountants thereon, are set forth in the Fund's Prospectus, and are incorporated herein by reference.

APPENDIX
--------------------------------------------------------------------------------

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("Thomson"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff applies the modifiers (+) and (-) to the rating Duff-1 in recognition of significant quality differences within the highest tier. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

    The rating TBW-1 is the highest short-term rating assigned by Thomson and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 by Thomson is its second highest rating; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

    Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay interest and repay principal, and differ only in small degrees from issues rated AAA.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa rated bonds. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated AAA by Duff are considered to be of the highest credit quality with negligible risk factors that are only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are judged by Duff to be of high credit quality with strong protection factors; risk is modest but may vary slightly from time to time because of economic conditions. Duff applies modifiers of (+) and (-) to the AA category.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

    Companies rated A are considered by Thomson to possess an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to their natural money markets; if weakness or vulnerability exists in any aspect of a company's business, it is entirely mitigated by the strengths of the organization. Companies rated A/B- by Thomson are judged by Thomson to be financially very solid with a favorable track record and no readily apparent weakness; their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

                  MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                             PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  FINANCIAL STATEMENTS

     (1)    Financial statements and schedules, included in Prospectus
            (Part A):

                                                                                            Page in
                                                                                            Prospectus
                                                                                            ----------
            Financial Highlights for the years ended August 31, 1989, 1990, 1991, 1992,
            1993, 1994, 1995, 1996, 1997 and 1998. . . . . . . . . . . . . . . . . . . . . .     3

            Portfolio of Investments at August 31, 1998. . . . . . . . . . . . . . . . . . .    18

            Statement of assets and liabilities at August 31, 1998 . . . . . . . . . . . . .    21

            Statement of operations for the year ended August 31, 1998 . . . . . . . . . . .    22

            Statement of changes in net assets for the years ended
            August 31, 1997 and August 31, 1998. . . . . . . . . . . . . . . . . . . . . . .    23

            Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .    24

     (2) Financial statements included in the Statement of Additional Information (Part B):

            None

     (3)    Financial statements included in Part C:

            None

     (b) EXHIBITS:

      1. Form of Articles of Amendment to the Articles of Incorporation of the Registrant.

      5. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

      8. Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley
            Dean Witter Trust FSB

      9 Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

     11.    Consent of Independent Accountants.

     16.    Schedules for Computations of Performance Quotations.

     27.    Financial Data Schedule as of  August 31, 1998.

All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.


Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES.

           (1)                                (2)
                                    Number of Record Holders
     Title of Class                  At September 30, 1998
     --------------                 ------------------------

Shares of Common Stock                     1,974,862


Item 27.    INDEMNIFICATION

     Reference is made to Section 3.15 of the Registrant's By-Laws and
Section 2-418 of the Maryland General Corporation Law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit, or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Acts remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)   Dean Witter Government Income Trust
(2)   High Income Advantage Trust
(3)   High Income Advantage Trust II
(4)   High Income Advantage Trust III
(5)   InterCapital California Insured Municipal Income Trust
(6)   InterCapital California Quality Municipal Securities
(7)   InterCapital Income Securities Inc.
(8)   InterCapital Insured California Municipal Securities
(9)   InterCapital Insured Municipal Bond Trust
(10)  InterCapital Insured Municipal Income Trust
(11)  InterCapital Insured Municipal Securities
(12)  InterCapital Insured Municipal Trust
(13)  InterCapital New York Quality Municipal Securities
(14)  InterCapital Quality Municipal Income Trust
(15)  InterCapital Quality Municipal Investment Trust
(16)  InterCapital Quality Municipal Securities
(17)  Municipal Income Opportunities Trust
(18)  Municipal Income Opportunities Trust II
(19)  Municipal Income Opportunities Trust III
(20)  Municipal Income Trust
(21)  Municipal Income Trust II
(22)  Municipal Income Trust III
(23)  Municipal Premium Income Trust
(24)  Morgan Stanley Dean Witter Prime Income Trust

OPEN-END INVESTMENT COMPANIES
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter American Value Fund
(6)   Morgan Stanley Dean Witter Balanced Growth Fund
(7)   Morgan Stanley Dean Witter Balanced Income Fund
(8)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(10)  Morgan Stanley Dean Witter Capital Appreciation Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"

(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(24)  Morgan Stanley Dean Witter Global Utilities Fund
(25)  Morgan Stanley Dean Witter Growth Fund
(26)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(27)  Morgan Stanley Dean Witter Health Sciences Trust
(28)  Morgan Stanley Dean Witter High Yield Securities Inc.
(29)  Morgan Stanley Dean Witter Income Builder Fund
(30)  Morgan Stanley Dean Witter Information Fund
(31)  Morgan Stanley Dean Witter Intermediate Income Securities
(32)  Morgan Stanley Dean Witter International SmallCap Fund
(33)  Morgan Stanley Dean Witter Japan Fund
(34)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(35)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36)  Morgan Stanley Dean Witter Market Leader Trust
(37)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45)  Morgan Stanley Dean Witter S&P 500 Index Fund
(46)  Morgan Stanley Dean Witter S&P 500 Select Fund
(47)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(48)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49)  Morgan Stanley Dean Witter Short-Term Bond Fund
(50)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)  Morgan Stanley Dean Witter Special Value Fund
(52)  Morgan Stanley Dean Witter Strategist Fund
(53)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)  Morgan Stanley Dean Witter Utilities Fund
(58)  Morgan Stanley Dean Witter Value-Added Market Series
(59)  Morgan Stanley Dean Witter Value Fund
(60)  Morgan Stanley Dean Witter Variable Investment Series
(61)  Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth Fund
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)   TCW/DW Term Trust 2000
(2)   TCW/DW Term Trust 2002
(3)   TCW/DW Term Trust 2003


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean Witter
President, Chief              Distributors Inc. ("MSDW Distributors") and Morgan Executive
Officer and                   Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
Director                      Chief Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW Services");
                              Executive Vice President and Director of Dean Witter
                              Reynolds Inc. ("DWR"); Director of various Morgan
                              Stanley Dean Witter & Co. ("MSDW") subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW Services;
Financial Officer             Director of DWR and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of MSDW
President, Chief              Services, Executive Vice President of MSDW Distributors;
Operating Officer             Executive Vice President and Director of MSDW Trust;
and Director                  Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison             Executive Vice President and Chief Administrative Officer
Executive Vice President      of MSDW Services.
And Chief Administrative
Officer


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW Secretary,
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan
                              Stanley Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen
Vice President

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President


NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
---------------------         ------------------------------------------------------------
Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President


Item 29.    PRINCIPAL UNDERWRITERS

Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter American Value Fund
(6)   Morgan Stanley Dean Witter Balanced Growth Fund
(7)   Morgan Stanley Dean Witter Balanced Income Fund
(8)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(10)  Morgan Stanley Dean Witter Capital Appreciation Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.

(24)  Morgan Stanley Dean Witter Global Utilities Fund
(25)  Morgan Stanley Dean Witter Growth Fund
(26)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(27)  Morgan Stanley Dean Witter Health Sciences Trust
(28)  Morgan Stanley Dean Witter High Yield Securities Inc.
(29)  Morgan Stanley Dean Witter Income Builder Fund
(30)  Morgan Stanley Dean Witter Information Fund
(31)  Morgan Stanley Dean Witter Intermediate Income Securities
(32)  Morgan Stanley Dean Witter International SmallCap Fund
(33)  Morgan Stanley Dean Witter Japan Fund
(34)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(35)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36)  Morgan Stanley Dean Witter Market Leader Trust
(37)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45)  Morgan Stanley Dean Witter Prime Income Trust
(46)  Morgan Stanley Dean Witter S&P 500 Index Fund
(47)  Morgan Stanley Dean Witter S&P 500 Select Fund
(48)  Morgan Stanley Dean Witter Short-Term Bond Fund
(49)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)  Morgan Stanley Dean Witter Special Value Fund
(51)  Morgan Stanley Dean Witter Strategist Fund
(52)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(54)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)  Morgan Stanley Dean Witter Utilities Fund
(57)  Morgan Stanley Dean Witter Value-Added Market Series
(58)  Morgan Stanley Dean Witter Value Fund
(59)  Morgan Stanley Dean Witter Variable Investment Series
(60)  Morgan Stanley Dean Witter World Wide Income Trust
(61)  TCW/DW Emerging Markets Opportunities Trust
(62)  TCW/DW Global Telecom Trust
(63)  TCW/DW Income and Growth
(64)  TCW/DW Latin American Growth Fund
(65)  TCW/DW Mid-Cap Equity Trust
(66)  TCW/DW North American Government Income Trust
(67)  TCW/DW Small Cap Growth Fund
(68)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                     Positions and Office with MSDW Distributors
----                     -------------------------------------------

Richard M. DeMartini     Director

Christine Edwards        Executive Vice President, Secretary, Director and Chief
                         Legal Officer.

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

Fredrick K. Kubler       Senior Vice President, Assistant Secretary and Chief
                         Compliance Officer.

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vidala           Senior Vice President and Financial Principal


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of October, 1998.

                               MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.


                                                /s/Barry Fink
                                                   ------------------
                                                   Barry Fink
                                                   Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 has been signed below by the following persons in the capacities and on the dates indicated.


     SIGNATURES                              TITLE                      DATE
     ----------                              -----                      ----
(1) Principal Executive Officer         President, Chief
                                        Executive Officer,
                                        Director and Chairman

  /s/ Charles A. Fiumefreddo                                           10/19/98
     -----------------------
      Charles A. Fiumefreddo

(2) Principal Financial Officer         Treasurer and Principal
                                        Accounting Officer


  /s/ Thomas F. Caloia                                                 10/19/98
     -----------------------
      Thomas F. Caloia

(3) Majority of the Directors

  Charles A. Fiumefreddo (Chairman)
  Philip J. Purcell


  /s/ Barry Fink                                                       10/19/98
     -----------------------
      Barry Fink
      Attorney-in-Fact


    Michael Bozic        Manuel H. Johnson
    Edwin J. Garn        Michael E. Nugent
    John R. Haire        John L. Schroeder
    Wayne E. Hedien


  /s/ David M. Butowsky                                                10/19/98
     -----------------------
      David M. Butowsky
      Attorney-in-Fact

                 MORGAN STANLEY DEAN WITTER LIQUID ASSET FUND INC.

                                   EXHIBIT INDEX

 EXHIBIT NO.                       DESCRIPTION
 -----------                       -----------

     1. Form of Articles of Amendment to the Articles of Incorporation of the Registrant.


     5. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

     8. Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB

     9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Trust FSB

    11.   Consent of Independent Accountants

    16.   Schedules for Computation of Performance Quotations

    27.   Financial Data Schedule